AS FILED WITH THE SECURITIES AND EXCHANGE ON NOVEMBER 24, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-4815

                                ULTRA SERIES FUND
               (Exact name of registrant as specified in charter)

                             5910 Mineral Point Road
                               Madison, WI 53705
                     (Name and address of agent for service)

       Registrant's telephone number including area code: (608) 238-5851

Date of fiscal year end:      December 31

Date of reporting period:     September 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS

                                ULTRA SERIES FUND

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

                               SEPTEMBER 30, 2004

                  Distributed by:  CUNA Brokerage Services, Inc.
                                   Office of Supervisory Jurisdiction
                                   2000 Heritage Way
                                   Waverly, IA 50677
                                   Telephone: (319) 352-4090
                                              (800) 798-5500

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----
ULTRA SERIES FUND

PORTFOLIOS OF INVESTMENTS

     Money Market Fund ....................................................    2

     Bond Fund ............................................................    4

     High Income Fund .....................................................    8

     Balanced Fund ........................................................   16

     Growth and Income Stock Fund .........................................   20

     Capital Appreciation Stock Fund ......................................   22

     Mid-Cap Stock Fund ...................................................   24

     Multi-Cap Growth Stock Fund ..........................................   26

     Global Securities Fund ...............................................   28

     International Stock Fund .............................................   31

NOTES TO PORTFOLIOS OF INVESTMENTS ........................................   35

OTHER INFORMATION .........................................................   39

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QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

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   2          MONEY MARKET FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                Value
   Par Value                                                                   (Note 1)
   ---------                                                                   --------
COMMERCIAL PAPER - 60.94%

                CONSUMER STAPLES - 9.16%
$  5,200,000    Anheuser Busch, Inc.
                1.780%, due 12/13/04 (A) ..............................     $   5,181,231
   5,000,000    PepsiCo, Inc.
                1.730%, due 10/28/04 (A) ..............................         4,993,512
   1,850,000    Proctor & Gamble
                1.600%, due 11/16/04 (A) ..............................         1,846,218
                                                                            -------------
                                                                               12,020,961
                                                                            -------------
                FINANCE - 36.18%
   5,000,000    American Express Credit Corp.
                1.600%, due 10/12/04 (A) ..............................         4,997,556
   5,000,000    American General Finance Corp.
                1.560%, due 10/05/04 (A) ..............................         4,999,133
   3,000,000    CIT Group, Inc.
                1.590%, due 10/04/04 (A) ..............................         2,999,602
   5,200,000    CXC, Inc.
                1.680%, due 11/19/04 (A)(C) ...........................         5,188,109
   3,000,000    Fountain Square Commercial Funding
                1.810%, due 12/15/04 (A)(C) ...........................         2,988,688
   2,000,000    Fountain Square Commercial Funding
                1.840%, due 12/15/04 (A)(C) ...........................         1,992,333
   1,500,000    General Electric Capital Corp.
                1.760%, due 11/01/04 (A) ..............................         1,497,727
   3,000,000    Goldman Sachs Group, Inc.
                1.650%, due 11/23/04 (A) ..............................         2,992,713
   4,000,000    Household Finance Corp.
                1.760%, due 11/01/04 (A) ..............................         3,993,938
   1,843,000    Moat Funding LLC
                1.780%, due 10/21/04 (A) ..............................         1,841,177
   5,000,000    Morgan Stanley Dean Witter & Co.
                1.860%, due 10/01/04 (G) ..............................         5,000,000
   5,000,000    Thames Asset Global Securitization, Inc.
                1.580%, due 10/15/04 (A) ..............................         4,996,928
   4,000,000    Toyota Motor Credit Co.
                1.690%, due 10/18/04 (A) ..............................         3,996,808
                                                                            -------------
                                                                               47,484,712
                                                                            -------------
                FOREIGN - 3.81%
   5,000,000    Government Of Quebec
                1.620%, due 10/07/04 (A) ..............................         4,998,650
                                                                            -------------

                HEALTH CARE - 7.76%
   3,000,000    Abbott Laboratories
                1.740%, due 10/29/04 (A) ..............................         2,995,940
   3,200,000    Medtronic, Inc.
                1.720%, due 10/21/04 (A) ..............................         3,196,942
   4,000,000    Pfizer, Inc.
                1.640%, due 11/17/04 (A) ..............................         3,991,436
                                                                            -------------
                                                                               10,184,318
                                                                            -------------
                INDUSTRIALS - 4.03%
   1,300,000    Caterpillar, Inc.
                1.750%, due 10/21/04 (A) ..............................         1,298,736
   4,000,000    Caterpillar, Inc.
                1.780%, due 11/29/04 (A) ..............................         3,988,331
                                                                            -------------
                                                                                5,287,067
                                                                            -------------
                TOTAL COMMERCIAL PAPER ................................        79,975,708
                (Cost $79,975,708)                                          -------------

CORPORATE NOTES AND BONDS - 10.83%

                FINANCE - 9.69%
   4,200,000    American Honda Finance Corp.
                1.813%, due 12/10/04 (C)(G) ...........................         4,200,000
   4,500,000    Bank of America Corp.
                1.913%, due 10/22/04 (G) ..............................         4,509,900
   2,500,000    CITG roup, Inc.
                1.981%, due 11/15/04 (G) ..............................         2,502,135
   1,500,000    Morgan Stanley Dean Witter & Co.
                2.150%, due 12/13/04 (G) ..............................         1,501,007
                                                                            -------------
                                                                               12,713,042
                                                                            -------------
                HEALTH CARE - 1.14%
   1,500,000    Pfizer, Inc.
                3.625%, due 11/01/04 ..................................         1,502,979
                                                                            -------------

                TOTAL CORPORATE NOTES AND BONDS .......................        14,216,021
                (Cost $14,216,021)                                          -------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 19.40%

                FEDERAL FARM CREDIT BANK (A) - 3.04%
   4,000,000    1.330%, due 01/05/05 ..................................         3,985,813
                                                                            -------------

                FEDERAL HOME LOAN BANK - 8.00%
   7,000,000    1.590%, due 10/27/04 (A) ..............................         6,991,962
   3,500,000    1.305%, due 04/22/05 ..................................         3,500,000
                                                                            -------------
                                                                               10,491,962
                                                                            -------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.90%
   2,500,000    1.948%, due 10/01/04 (G) ..............................         2,499,555
                                                                            -------------

                U.S. TREASURY BILL (A) - 3.81%
   5,000,000    1.080%, due 10/14/04 ..................................         4,998,050
                                                                            -------------

                U.S. TREASURY STRIP (A) - 2.65%
   3,500,000    1.420%, due 02/15/05 ..................................         3,481,586
                                                                            -------------
                TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS ..........        25,456,966
                (Cost $25,456,966)                                          -------------

              See accompanying Notes to Portfolios of Investments.
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                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

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    MONEY MARKET FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)    3
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
                                                                                Value
   Shares                                                                      (Note 1)
   ------                                                                      --------
INVESTMENT COMPANIES - 8.89%

   6,026,237    One Group Institutional Prime Money
                Market Fund ...........................................     $   6,026,237
   5,631,269    SSgA Prime Money Market Fund ..........................         5,631,269
                                                                            -------------

                TOTAL INVESTMENT COMPANIES ............................        11,657,506
                (Cost $11,657,506)                                          -------------
TOTAL INVESTMENTS - 100.06% ...........................................       131,306,201
(Cost $131,306,201**)                                                       -------------
NET OTHER ASSETS AND LIABILITIES - (0.06)% ............................           (74,505)
                                                                            -------------
TOTAL NET ASSETS - 100.00% ............................................     $ 131,231,696
                                                                            =============

------------------------
   **  Aggregate cost for Federal tax purposes.

  (A)  Rate noted represents annualized yield at time of purchase.

  (C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

  (G)  Floating rate note. Date shown is next reset date.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

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   4              BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 Value
   Par Value                                                                    (Note 1)
   ---------                                                                    --------
ASSETBACKED - 4.02%

$  1,262,440    ABSC Long Beach Home Equity Loan Trust,
                Series 2000-LB1, Class AF5 (M)
                8.050%, due 09/21/30 ..................................     $    1,327,551
   3,000,000    ABSC Manufactured Housing Contract,
                Series 2004-OK1, Class A4 (C)
                5.019%, due 04/16/30 ..................................          2,470,800
   2,100,000    Ameriquest Mortgage Co., Series
                2004-FR1, Class M2 (M)
                5.207%, due 05/25/34 ..................................          2,082,055
   3,300,000    Countrywide Asset-Backed Certificates,
                Series 2003-S1, Class A4 (M)
                5.009%, due 12/25/32 ..................................          3,379,592
   2,000,000    GMAC Home Equity Loan Trust, Series
                2004-HE2, Class M1 (G)
                3.950%, due 10/25/33 ..................................          1,958,625
   2,647,167    Green Tree Financial Corp., Series
                1996-1, Class M1
                7.000%, due 03/15/27 ..................................          2,620,695
   2,300,000    Green Tree Home Equity Loan Trust,
                Series 1999-A, Class B1
                8.970%, due 11/15/27 ..................................          2,512,387
   3,500,000    New Century Home Equity Loan Trust,
                Series 2003-5, Class AI5
                5.500%, due 11/25/33 ..................................          3,610,861
   2,000,000    Residential Asset Mortgage Products, Inc.,
                Series 2003-RS9, Class AI5
                4.990%, due 03/25/31 ..................................          2,031,218
                                                                            --------------
                TOTAL ASSET BACKED ....................................         21,993,784
                (Cost $21,820,016)                                          --------------

COMMERCIAL MORTGAGE BACKED - 2.58%

   3,000,000    Greenwich Capital Commercial Funding Corp.,
                Series 2004-GG1, Class A7 (G)
                5.317%, due 06/10/36 ..................................          3,126,526
   3,747,083    Morgan Stanley Capital I, Inc.,
                Series 1999-CAM1, Class A3
                6.920%, due 03/15/32 ..................................          4,011,516
   7,000,000    Morgan Stanley Capital I, Inc.,
                Series 2004-TP13, Class A3
                4.390%, due 09/13/45 ..................................          6,953,278
                                                                            --------------
                TOTAL COMMERCIAL MORTGAGE BACKED ......................         14,091,320
                (Cost $13,964,396)                                          --------------

PRIVATE LABEL MORTGAGE BACKED - 0.92%

   4,985,159    Countrywide Alternative Loan Trust,
                Series 2002-5, Class A10
                6.750%, due 06/25/32 ..................................          5,018,422
                                                                            --------------
                TOTAL PRIVATE LABEL MORTGAGE BACKED ...................          5,018,422
                (Cost $5,061,492)                                           --------------

CORPORATE NOTES AND BONDS - 29.76%

                CABLE - 1.56%
   2,500,000    Comcast Cable Communications, Inc.
                6.875%, due 06/15/09 ..................................          2,778,670
   3,200,000    Comcast Corp.
                5.300%, due 01/15/14 ..................................          3,206,934
   2,500,000    Cox Communications, Inc.
                6.875%, due 06/15/05 ..................................          2,561,330
                                                                            --------------
                                                                                 8,546,934
                                                                            --------------
                CAPITAL GOODS - 0.46%
   2,500,000    United Technologies Corp.
                6.625%, due 11/15/04 ..................................          2,511,658
                                                                            --------------

                COMMUNICATION SERVICES - 0.72%
   4,000,000    Clear Channel Communications, Inc.
                4.250%, due 05/15/09 ..................................          3,963,532
                                                                            --------------

                CONSUMER DISCRETIONARY - 1.76%
   2,500,000    American Association of Retired Persons (C)
                7.500%, due 05/01/31 ..................................          2,979,810
   2,300,000    Carnival Corp. (D)
                3.750%, due 11/15/07 ..................................          2,310,872
   4,000,000    Cendant Corp.
                6.250%, due 01/15/08 ..................................          4,311,796
                                                                            --------------
                                                                                 9,602,478
                                                                            --------------
                CONSUMER STAPLES - 0.73%
   1,250,000    Coca-Cola Enterprises, Inc.
                4.375%, due 09/15/09 ..................................          1,278,135
   2,700,000    Safeway, Inc.
                4.125%, due 11/01/08 ..................................          2,698,161
                                                                            --------------
                                                                                 3,976,296
                                                                            --------------
                ENERGY - 3.28%
   2,000,000    Burlington Resources Finance Co.
                5.700%, due 03/01/07 ..................................          2,107,004
   1,000,000    Centerpoint Energy, Inc.
                7.875%, due 04/01/13 ..................................          1,178,770
   2,000,000    ConocoPhillips
                5.900%, due 10/15/32 ..................................          2,049,938
   2,500,000    Occidental Petroleum Corp.
                5.875%, due 01/15/07 ..................................          2,640,845
   2,000,000    Pemex Project Funding Master Trust
                7.375%, due 12/15/14 ..................................          2,180,000
   3,000,000    Texaco Capital, Inc.
                5.700%, due 12/01/08 ..................................          3,076,536
   4,000,000    Valero Energy Corp.
                7.500%, due 04/15/32 ..................................          4,676,472
                                                                            --------------
                                                                                17,909,565
                                                                            --------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

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        BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)        5
--------------------------------------------------------------------------------

                                                                                 Value
   Par Value                                                                    (Note 1)
   ---------                                                                    --------
                FINANCE - 7.08%
$  2,700,000    AIG SunAmerica Global Financing XII (C)
                5.300%, due 05/30/07 ..................................     $    2,831,350
   2,500,000    American General Finance Corp.
                4.625%, due 09/01/10 ..................................          2,527,753
   4,000,000    Bank of America Corp.
                4.875%, due 01/15/13 ..................................          4,057,620
   2,000,000    Bear Stearns Cos., Inc.
                7.800%, due 08/15/07 ..................................          2,236,104
   2,500,000    CIT Group, Inc.
                7.375%, due 04/02/07 ..................................          2,741,702
   1,000,000    Countrywide Home Loans, Inc.
                6.840%, due 10/22/04 ..................................          1,002,275
   2,000,000    GE Global Insurance Holding Corp.
                7.000%, due 02/15/26 ..................................          2,185,314
   2,750,000    Goldman Sachs Group, Inc.
                5.700%, due 09/01/12 ..................................          2,905,864
   4,250,000    Household Finance Corp.
                6.500%, due 11/15/08 ..................................          4,676,517
   3,000,000    Merrill Lynch & Co., Inc.
                7.375%, due 05/15/06 ..................................          3,226,005
   2,000,000    U.S. Bank N.A.
                6.300%, due 02/04/14 ..................................          2,222,176
   2,750,000    Wachovia Corp.
                4.950%, due 11/01/06 ..................................          2,856,183
   2,500,000    Washington Mutual Finance Corp.
                6.250%, due 05/15/06 ..................................          2,636,015
   2,700,000    Wells Fargo & Co.
                3.125%, due 04/01/09 ..................................          2,628,658
                                                                            --------------
                                                                                38,733,536
                                                                            --------------
                INDUSTRIALS - 6.33%
   3,500,000    Caterpillar Financial Services Corp.
                2.500%, due 10/03/06 ..................................          3,462,883
   4,000,000    DaimlerChrysler NAHolding Corp.
                4.750%, due 01/15/08 ..................................          4,119,524
   3,850,000    Dow Chemical Co.
                5.750%, due 12/15/08 ..................................          4,109,078
   2,400,000    Ford Motor Credit Co.
                7.600%, due 08/01/05 ..................................          2,492,213
   2,000,000    Ford Motor Credit Co.
                5.800%, due 01/12/09 ..................................          2,072,982
   3,200,000    General Electric Co.
                5.000%, due 02/01/13 ..................................          3,291,011
   2,250,000    General Motors Acceptance Corp.
                6.125%, due 08/28/07 ..................................          2,370,501
   2,500,000    General Motors Acceptance Corp.
                6.875%, due 09/15/11 ..................................          2,622,557
     800,000    International Paper Co.
                7.875%, due 08/01/06 ..................................            863,658
   2,000,000    Raytheon Co.
                4.500%, due 11/15/07 ..................................          2,065,138
   2,500,000    Waste Management, Inc.
                6.875%, due 05/15/09 ..................................          2,791,980
   1,000,000    Waste Management, Inc.
                6.375%, due 11/15/12 ..................................          1,105,435
   3,000,000    Weyerhaeuser Co.
                6.875%, due 12/15/33 ..................................          3,254,139
                                                                            --------------
                                                                                34,621,099
                                                                            --------------
                PIPELINE - 0.46%
   2,500,000    Kinder Morgan, Inc.
                6.650%, due 03/01/05 ..................................          2,540,090
                                                                            --------------

                REITS - 0.20%
   1,060,000    Simon Property Group, LP(C)
                5.625%, due 08/15/14 ..................................          1,086,119
                                                                            --------------

                TELECOMMUNICATIONS - 2.69%
   3,000,000    Bellsouth Capital Funding Corp.
                7.875%, due 02/15/30 ..................................          3,624,192
   3,750,000    SBC Communications, Inc.
                5.875%, due 08/15/12 ..................................          4,008,862
     775,000    Sprint Capital Corp.
                7.125%, due 01/30/06 ..................................            817,209
   2,000,000    Telephone & Data Systems, Inc.
                7.000%, due 08/01/06 ..................................          2,113,542
   2,500,000    Verizon Wireless Capital LLC
                5.375%, due 12/15/06 ..................................          2,616,875
   1,500,000    Vodafone Group PLC (D)
                5.000%, due 12/16/13 ..................................          1,519,874
                                                                            --------------
                                                                                14,700,554
                                                                            --------------
                TRANSPORTATION - 1.27%
   3,400,000    Burlington Northern Santa Fe Corp.
                6.375%, due 12/15/05 ..................................          3,533,351
   2,650,000    Norfolk Southern Corp.
                7.250%, due 02/15/31 ..................................          3,088,045
      13,600    Southwest Airlines Co., Series A3
                8.700%, due 07/01/11 ..................................             16,134
     296,261    Union Pacific Railroad
                6.540%, due 07/01/15 ..................................            321,899
                                                                            --------------
                                                                                 6,959,429
                                                                            --------------
                UTILITIES - 3.22%
   2,750,000    DTE Energy Co.
                6.450%, due 06/01/06 ..................................          2,891,760
   2,000,000    Energy East Corp.
                8.050%, due 11/15/10 ..................................          2,356,236
   2,532,928    Niagara Mohawk Power Corp., Series F
                7.625%, due 10/01/05 ..................................          2,638,034
   2,400,000    Progress Energy, Inc.
                7.750%, due 03/01/31 ..................................          2,837,446
   3,400,000    Virginia Electric and Power Co., Series A
                5.750%, due 03/31/06 ..................................          3,537,210
   3,000,000    Wisconsin Electric Power Co.
                6.500%, due 06/01/28 ..................................          3,321,435
                                                                            --------------
                                                                                17,582,121
                                                                            --------------
                TOTAL CORPORATE NOTES AND BONDS .......................        162,733,411
                (Cost $156,057,417)                                         --------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

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   6        BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                 Value
   Par Value                                                                    (Note 1)
   ---------                                                                    --------
MORTGAGE BACKED - 28.24%

                FEDERAL HOME LOAN MORTGAGE CORP. - 5.62%
$  7,931,143    5.000%, due 05/01/18 Pool # E96322 ....................     $    8,072,208
   4,202,735    7.000%, due 07/15/27 Series 1974, Class ZA ............          4,406,242
   5,500,000    5.500%, due 05/15/28 Series 2519, Class NG ............          5,686,584
     353,578    8.000%, due 06/01/30 Pool # C01005 ....................            384,517
   2,234,706    7.000%, due 03/01/31 Pool # C48129 ....................          2,371,823
     664,733    6.500%, due 03/01/32 Pool # C65648 ....................            697,878
   2,702,482    6.000%, due 09/01/32 Pool # C70558 ....................          2,795,323
   6,358,822    5.000%, due 07/01/33 Pool # A11325 ....................          6,316,571
                                                                            --------------
                                                                                30,731,146
                                                                            --------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.25%
     552,447    6.000%, due 05/01/16 Pool # 582558 ....................            579,673
   1,966,279    5.500%, due 09/01/17 Pool # 657335 ....................          2,036,638
   2,935,499    5.500%, due 02/01/18 Pool # 673194 ....................          3,040,540
   6,011,289    4.500%, due 09/01/18 Pool # 737144 ....................          6,007,871
   1,232,805    6.000%, due 05/01/21 Pool # 253847 ....................          1,285,814
   5,502,958    5.500%, due 12/01/22 Pool # 254587 ....................          5,643,310
     746,894    7.000%, due 11/01/31 Pool # 607515 ....................            792,539
     968,582    6.000%, due 02/01/32 Pool # 611619 ....................          1,003,986
   1,017,422    6.500%, due 03/01/32 Pool # 631377 ....................          1,067,955
   1,166,323    7.000%, due 05/01/32 Pool # 644591 ....................          1,237,600
   9,732,958    6.500%, due 06/01/32 Pool # 545691 ....................         10,216,364
   7,039,981    5.500%, due 04/01/33 Pool # 690206 ....................          7,148,627
   5,513,989    6.000%, due 04/01/33 Pool # 555528 ....................          5,713,820
   9,759,954    5.500%, due 05/01/33 Pool # 704523 ....................          9,910,577
   1,111,477    6.000%, due 08/01/33 Pool # 729413 ....................          1,151,669
   3,051,397    6.000%, due 08/01/33 Pool # 729407 ....................          3,161,739
   5,402,100    6.000%, due 08/01/33 Pool # 738061 ....................          5,597,447
   9,731,012    5.000%, due 10/01/33 Pool # 254903 ....................          9,653,508
  11,738,496    5.500%, due 11/01/33 Pool # 555880 ....................         11,919,653
     180,314    5.000%, due 05/01/34 Pool # 782214 ....................            178,643
   2,360,380    5.000%, due 06/01/34 Pool # 778891 ....................          2,338,506
   9,963,605    5.500%, due 06/01/34 Pool # 780384 ....................         10,107,905
                                                                            --------------
                                                                                99,794,384
                                                                            --------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.37%
     131,826    8.000%, due 10/20/15 Pool # 002995 ....................            140,953
   4,200,000    5.008%, due 12/16/25 Series 2004-43, Class C(G) .......          4,311,021
   7,010,631    6.500%, due 09/20/28 Series 1998-21, Class ZB .........          7,316,961
     763,359    6.500%, due 02/20/29 Pool # 002714 ....................            805,919
     489,363    7.500%, due 05/20/30 Pool # 002921 ....................            525,001
     848,937    6.500%, due 04/20/31 Pool # 003068 ....................            895,140
   9,600,000    6.000%, due 07/20/32 Series 2002-50, Class PE .........          9,936,042
                                                                            --------------
                                                                                23,931,037
                                                                            --------------
                TOTAL MORTGAGE BACKED .................................        154,456,567
                (Cost $151,880,471)                                         --------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 30.67%

                FEDERAL FARM CREDIT BANK - 1.73%
   4,500,000    6.125%, due 12/29/15 ..................................          5,053,720
   4,000,000    5.875%, due 10/03/16 ..................................          4,423,572
                                                                            --------------
                                                                                 9,477,292
                                                                            --------------
                FEDERAL HOME LOAN MORTGAGE CORP. - 4.39%
  10,000,000    5.500%, due 07/15/06 ..................................         10,478,510
   2,500,000    4.875%, due 11/15/13 ..................................          2,560,917
  11,000,000    4.500%, due 01/15/14 ..................................         10,945,616
                                                                            --------------
                                                                                23,985,043
                                                                            --------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.19%
  10,000,000    4.000%, due 09/02/08 ..................................         10,142,210
   2,400,000    5.250%, due 08/01/12 ..................................          2,494,222
   5,000,000    4.125%, due 04/15/14 ..................................          4,816,435
                                                                            --------------
                                                                                17,452,867
                                                                            --------------
                U.S. TREASURY BOND - 4.43%
  20,400,000    6.250%, due 05/15/30 ..................................         24,212,250
                                                                            --------------

                U.S. TREASURY NOTES - 16.93%
  14,600,000    1.500%, due 03/31/06 ..................................         14,409,514
  13,300,000    2.000%, due 05/15/06 ..................................         13,209,081
   8,000,000    2.625%, due 11/15/06 ..................................          7,997,184
  17,740,000    3.250%, due 01/15/09 ..................................         17,748,320
  12,000,000    2.625%, due 03/15/09 ..................................         11,681,256
   8,000,000    5.750%, due 08/15/10 ..................................          8,918,440
   9,990,000    5.000%, due 02/15/11 ..................................         10,740,419
   7,965,000    4.000%, due 02/15/14 ..................................          7,903,399
                                                                            --------------
                                                                                92,607,613
                                                                            --------------
                TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS ..........        167,735,065
                (Cost $165,517,483)                                         --------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
        BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)        7
--------------------------------------------------------------------------------

                                                                                  Value
    Shares                                                                      (Note 1)
    ------                                                                      --------
INVESTMENT COMPANIES - 27.19%

           3    One Group Institutional Prime Money
                Market Fund ...........................................     $            3
  14,826,134    SSgA Prime Money Market Fund ..........................         14,826,134
 133,835,025    State Street Navigator Securities
                Lending Prime Portfolio (I) ...........................        133,835,025
                                                                            --------------
                TOTAL INVESTMENT COMPANIES ............................        148,661,162
                (Cost $148,661,162)                                         --------------
TOTAL INVESTMENTS - 123.38% ...........................................        674,689,731
(Cost $662,962,437**)                                                       --------------
NET OTHER ASSETS AND LIABILITIES - (23.38)% ...........................       (127,836,112)
                                                                            --------------
TOTAL NET ASSETS - 100.00% ............................................     $  546,853,619
                                                                            ==============

------------------------
   **  Aggregate cost for Federal tax purposes was $663,739,862.

  (C) Securities sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

  (D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.70% of total net assets.

  (G)  Floating rate or variable rate note.

  (I)  Represents collateral held in connection with securities lending.

  (M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below the stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
   8          HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                Value
   Par Value                                                                   (Note 1)
   ---------                                                                   --------
ASSETBACKED - 0.35%

$     99,670    Continental Airlines, Inc.,
                Series 1997-4, Class B
                6.900%, due 01/02/17 ..................................     $       79,418
      61,956    Continental Airlines, Inc.,
                Series 1998-1, Class B
                6.748%, due 03/15/17 ..................................             47,657
     153,678    Continental Airlines, Inc.,
                Series 1999-1, Class B
                6.795%, due 08/02/18 ..................................            123,059
     156,487    Continental Airlines, Inc.,
                Series 1999-2, Class B
                7.566%, due 03/15/20 ..................................            121,026
                                                                            --------------
                TOTAL ASSET BACKED ....................................            371,160
                (Cost $368,053)                                             --------------

COMMERCIAL MORTGAGE BACKED - 1.58%
     239,737    Arcap Reit, Inc.,
                Series 2004-RR3, Class H(C)(L)
                6.100%, due 09/21/45 ..................................            208,154
     561,413    Asset Securitization Corp.,
                Series 1996-MD6, Class A7 (G)
                8.005%, due 11/13/29 ..................................            595,301
     100,000    Commercial Mortgage Acceptance Corp.,
                Series 1998-C2, Class F (C)(G)
                5.440%, due 09/15/30 ..................................            102,071
     155,000    CS First Boston Mortgage Securities Corp.,
                Series 1998-C2, Class F (C)
                6.750%, due 11/11/30 ..................................            146,179
     185,000    First Union National Bank Commercial Mortgage,
                Series 2000-C2, Class H (C)
                6.750%, due 10/15/32 ..................................            183,776
     125,000    GE Capital Commerical Mortgage Corp. (C)(G)
                7.785%, due 01/15/33 ..................................            140,152
     175,000    GMAC Commercial Mortgage Securities, Inc. (C)(G)
                7.899%, due 04/15/34 ..................................            197,826
   1,604,112    Morgan Stanley Capital I, Inc.,
                Series 2004-RR, Class FX (C)(G)
                13.863%, due 04/28/39 IO ..............................            123,501
                                                                            --------------
                TOTAL COMMERCIAL MORTGAGE BACKED ......................          1,696,960
                (Cost $1,592,058)                                           --------------

CORPORATE NOTES AND BONDS - 88.10%

                AEROSPACE/DEFENSE - 0.73%
      71,000    K & F Industries, Inc., Series B
                9.250%, due 10/15/07 ..................................             72,331
      40,000    K & F Industries, Inc., Series B
                9.625%, due 12/15/10 ..................................             44,500
     350,000    L-3 Communications Corp.
                6.125%, due 01/15/14 ..................................            350,000
     300,000    TransDigm, Inc.
                8.375%, due 07/15/11 ..................................            321,000
                                                                            --------------
                                                                                   787,831
                                                                            --------------
                BASIC MATERIALS - 5.93%
     675,000    Abitibi-Consolidated, Inc. (D)
                8.550%, due 08/01/10 ..................................            723,938
     125,000    Buckeye Technologies, Inc.
                8.000%, due 10/15/10 ..................................            122,500
     410,000    Buckeye Technologies, Inc.
                8.500%, due 10/01/13 ..................................            440,750
     255,000    Dresser, Inc.
                9.375%, due 04/15/11 ..................................            280,500
     570,000    Equistar Chemicals LP/Equistar Funding Corp.
                10.625%, due 05/01/11 .................................            649,800
     900,000    Georgia-Pacific Corp.
                9.375%, due 02/01/13 ..................................          1,059,750
      25,000    Hexcel Corp.
                9.875%, due 10/01/08 ..................................             28,000
     465,000    Hexcel Corp.
                9.750%, due 01/15/09 ..................................            488,250
      20,000    Huntsman International LLC
                9.875%, due 03/01/09 ..................................             22,050
     540,000    Huntsman International LLC
                10.125%, due 07/01/09 .................................            567,000
     235,000    Interface, Inc.
                10.375%, due 02/01/10 .................................            266,725
     315,000    Newark Group, Inc. (C)
                9.750%, due 03/15/14 ..................................            324,450
     405,000    Norske Skog Canada, Ltd. (D)
                8.625%, due 06/15/11 ..................................            439,425
     145,000    Norske Skog Canada, Ltd. (D)
                7.375%, due 03/01/14 ..................................            151,525
     715,000    Rhodia S.A. (D)
                8.875%, due 06/01/11 ..................................            622,050
      50,000    Sovereign Specialty Chemicals, Inc.
                11.875%, due 03/15/10 .................................             52,750
     108,000    United States Steel Corp.
                9.750%, due 05/15/10 ..................................            123,660
                                                                            --------------
                                                                                 6,363,123
                                                                            --------------
                BUILDING AND CONSTRUCTION - 2.57%
     185,000    American Standard, Inc.
                7.375%, due 02/01/08 ..................................            202,113
     270,000    Atrium Cos., Inc., Series B
                10.500%, due 05/01/09 .................................            283,500
     415,000    Building Materials Corp. of America (C)
                7.750%, due 08/01/14 ..................................            410,850
     100,000    Corrections Corp. of America
                9.875%, due 05/01/09 ..................................            111,625
      65,000    Corrections Corp. of America
                7.500%, due 05/01/11 ..................................             68,656
     415,000    D. R. Horton, Inc.
                8.000%, due 02/01/09 ..................................            471,025
     275,000    Joy Global, Inc., Series B
                8.750%, due 03/15/12 ..................................            310,750
     220,000    Nortek, Inc. (C)
                8.500%, due 09/01/14 ..................................            230,450
     300,000    Ply Gem Industries, Inc. (C)
                9.000%, due 02/15/12 ..................................            299,250
     350,000    WCI Communities, Inc.
                7.875%, due 10/01/13 ..................................            371,000
                                                                            --------------
                                                                                 2,759,219
                                                                            --------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
    HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)     9
--------------------------------------------------------------------------------

                                                                                Value
   Par Value                                                                   (Note 1)
   ---------                                                                   --------
                CHEMICALS AND DRUGS - 2.56%
$    255,000    Acetex Corp. (D)
                10.875%, due 08/01/09 .................................     $      280,500
     290,000    Hercules, Inc. (C)
                6.750%, due 10/15/29 ..................................            295,800
     335,000    IMC Global, Inc.
                10.875%, due 08/01/13 .................................            422,938
       5,000    Kronos International, Inc. (F)
                8.875%, due 06/30/09 ..................................              6,705
     190,000    Lyondell Chemical Co.
                9.500%, due 12/15/08 ..................................            207,337
     450,000    Lyondell Chemical Co.
                11.125%, due 07/15/12 .................................            522,000
      80,000    Nalco Co.
                7.750%, due 11/15/11 ..................................             84,800
     155,000    Nalco Co.
                8.875%, due 11/15/13 ..................................            166,625
     320,000    Nova Chemicals Corp. (D)
                6.500%, due 01/15/12 ..................................            330,400
     210,000    Resolution Performance Products LLC
                13.500%, due 11/15/10 .................................            203,700
     205,000    Rockwood Specialties Group, Inc.
                10.625%, due 05/15/11 .................................            225,500
                                                                            --------------
                                                                                 2,746,305
                                                                            --------------
                COMMUNICATION - 6.48%
     177,000    American Tower Corp.
                9.375%, due 02/01/09 ..................................            187,620
     200,000    American Tower Corp. (C)(H)
                7.125%, due 10/15/12 ..................................            198,000
     120,000    CCO Holdings LLC/CCO Holdings Capital Corp.
                8.750%, due 11/15/13 ..................................            117,750
     125,000    Charter Communciations Operating
                LLC/Charter Communications Capital Corp. (C)
                8.375%, due 04/30/14 ..................................            124,219
   1,170,000    Charter Communications Holdings LLC/
                Charter Communications Capital Corp.
                8.625%, due 04/01/09 ..................................            909,675
     820,000    Charter Communications Holdings LLC/
                Charter Communications Capital Corp.
                9.920%, due 04/01/11 ..................................            631,400
     281,000    Citizens Communications Co.
                9.250%, due 05/15/11 ..................................            309,100
   1,685,000    Nextel Communications, Inc.
                7.375%, due 08/01/15 ..................................          1,811,375
     400,000    Qwest Capital Funding, Inc.
                7.250%, due 02/15/11 ..................................            357,000
     305,000    Qwest Corp. (C)
                7.875%, due 09/01/11 ..................................            316,438
     425,000    Qwest Corp. (C)
                9.125%, due 03/15/12 ..................................            467,500
   1,305,000    Qwest Services Corp. (C)
                14.000%, due 12/15/10 .................................          1,523,587
                                                                            --------------
                                                                                 6,953,664
                                                                            --------------
                CONSUMER CYCLICALS - 1.53%
     180,000    Advanced Accesory Systems LLC, Series B
                10.750%, due 06/15/11 .................................            169,200
     465,000    Burns, Philp Capital Property, Ltd. (D)
                9.750%, due 07/15/12 ..................................            497,550
     240,000    Dura Operating Corp.
                8.625%, due 04/15/12 ..................................            237,600
     475,000    Safilo Capital International S.A. (C)(F)
                9.625%, due 05/15/13 ..................................            561,814
     110,000    Technical Olympic USA, Inc.
                9.000%, due 07/01/10 ..................................            120,450
      50,000    Technical Olympic USA, Inc.
                7.500%, due 03/15/11 ..................................             50,875
     270,000    WestPoint Stevens, Inc. (E)
                7.875%, due 06/15/05 ..................................                338
      80,000    WestPoint Stevens, Inc. (E)
                7.875%, due 06/15/08 ..................................                100
                                                                            --------------
                                                                                 1,637,927
                                                                            --------------
                CONSUMER SERVICES - 2.01%
      55,000    GEO Group, Inc.
                8.250%, due 07/15/13 ..................................             56,719
     340,000    Iron Mountain, Inc.
                8.625%, due 04/01/13 ..................................            368,900
     170,000    Iron Mountain, Inc.
                7.750%, due 01/15/15 ..................................            180,200
     105,000    Merisant Co. (C)
                9.750%, due 07/15/13 ..................................             99,750
     460,000    Roundy's, Inc., Series B
                8.875%, due 06/15/12 ..................................            495,650
     150,000    United Biscuits Finance PLC (F)
                10.625%, due 04/15/11 .................................            200,232
     180,000    United Rentals North America, Inc.
                6.500%, due 02/15/12 ..................................            173,250
     395,000    United Rentals North America, Inc.
                7.750%, due 11/15/13 ..................................            370,312
     240,000    United Rentals North America, Inc.
                7.000%, due 02/15/14 ..................................            213,000
                                                                            --------------
                                                                                 2,158,013
                                                                            --------------
                CONSUMER STAPLES - 1.53%
     300,000    K2, Inc. (C)
                7.375%, due 07/01/14 ..................................            318,000
     320,000    Levi Strauss & Co.
                7.000%, due 11/01/06 ..................................            320,000
     180,000    Michael Foods, Inc.
                8.000%, due 11/15/13 ..................................            188,550
     305,000    Revlon Consumer Products Corp.
                8.625%, due 02/01/08 ..................................            259,250
     300,000    Samsonite Corp. (C)
                8.875%, due 06/01/11 ..................................            313,500
     220,000    Seminis Vegetable Seeds, Inc.
                10.250%, due 10/01/13 .................................            245,300
                                                                            --------------
                                                                                 1,644,600
                                                                            --------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
  10    HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                Value
   Par Value                                                                   (Note 1)
   ---------                                                                   --------
                CONTAINERS/PACKAGING - 4.62%
$     27,000    Corp Durango, S.A. de C.V. (D)(E)
                13.125%, due 08/01/06 .................................     $       17,010
      10,000    Corp Durango, S.A. de C.V. (D)(E)
                13.500%, due 08/01/08 .................................              6,300
     394,000    Corp Durango, S.A. de C.V., Series A (C)(D)(E)
                13.750%, due 07/15/09 .................................            248,220
     785,000    Crown European Holdings S.A. (D)
                10.875%, due 03/01/13 .................................            912,562
     180,000    Graham Packaging Co., Inc.
                8.750%, due 01/15/08 ..................................            185,625
      80,000    Graham Packaging Co., Inc. (C)(H)
                8.500%, due 10/15/12 ..................................             81,600
     300,000    Graphic Packaging Corp.
                8.500%, due 08/15/11 ..................................            335,250
     230,000    Graphic Packaging Corp.
                9.500%, due 08/15/13 ..................................            262,775
     375,000    Greif, Inc.
                8.875%, due 08/01/12 ..................................            418,125
     255,000    Jefferson Smurfit Corp.
                8.250%, due 10/01/12 ..................................            281,138
     250,000    Kappa Beheer BV (D)
                10.625%, due 07/15/09 .................................            263,750
     270,000    Owens-Brockway Glass Container, Inc.
                8.875%, due 02/15/09 ..................................            293,625
      85,000    Owens-Brockway Glass Container, Inc.
                8.750%, due 11/15/12 ..................................             94,350
     770,000    Owens-Brockway Glass Container, Inc.
                8.250%, due 05/15/13 ..................................            820,050
     220,000    Plastipak Holdings, Inc.
                10.750%, due 09/01/11 .................................            245,300
      40,000    Pliant Corp. (B)
                0.000%, due 06/15/09 ..................................             34,200
     100,000    Pliant Corp.
                13.000%, due 06/01/10 .................................             86,000
     245,000    Pliant Corp.
                13.000%, due 06/01/10 .................................            210,700
      40,000    Portola Packaging, Inc.
                8.250%, due 02/01/12 ..................................             31,400
     120,000    Stone Container Finance Co. (C)(D)
                7.375%, due 07/15/14 ..................................            125,700
                                                                            --------------
                                                                                 4,953,680
                                                                            --------------
                DURABLE GOODS - 2.25%
     180,000    Dana Corp
                7.000%, due 03/01/29 ..................................            180,900
     300,000    Dana Corp.
                6.500%, due 03/01/09 ..................................            317,250
      20,000    Dana Corp.
                10.125%, due 03/15/10 .................................             22,700
     250,000    Dana Corp.
                9.000%, due 08/15/11 ..................................            301,875
     100,000    Metaldyne Corp.
                11.000%, due 06/15/12 .................................             79,500
     215,000    Metaldyne Corp. (C)
                10.000%, due 11/01/13 .................................            199,950
     490,000    Navistar International Corp.
                 7.500%, due 06/15/11 .................................            523,075
     245,000    Rexnord Corp.
                10.125%, due 12/15/12 .................................            276,850
     445,000    Tenneco Automotive, Inc., Series B
                10.250%, due 07/15/13 .................................            507,300
                                                                            --------------
                                                                                 2,409,400
                                                                            --------------
                ENERGY - 11.02%
     810,000    AES Corp. (C)
                8.750%, due 05/15/13 ..................................            913,275
     100,000    AES Corp. (C)
                9.000%, due 05/15/15 ..................................            112,750
     450,000    Allegheny Energy Supply Co., LLC (C)
                8.250%, due 04/15/12 ..................................            497,250
     150,000    AmeriGas Partners, L.P./ AmeriGas Eagle
                Finance Corp., Series B
                8.875%, due 05/20/11 ..................................            165,375
     200,000    Belden & Blake Corp. (C)
                8.750%, due 07/15/12 ..................................            213,000
     210,000    Calpine Canada Energy Finance ULC (D)
                8.500%, due 05/01/08 ..................................            144,900
     825,000    Calpine Corp. (C)
                8.750%, due 07/15/13 ..................................            622,875
     195,000    Chesapeake Energy Corp.
                8.125%, due 04/01/11 ..................................            213,525
     129,000    Chesapeake Energy Corp. (C)
                7.000%, due 08/15/14 ..................................            136,417
     470,000    Chesapeake Energy Corp.
                6.875%, due 01/15/16 ..................................            491,150
     250,000    Citgo Petroleum Corp.
                11.375%, due 02/01/11 .................................            294,375
     375,000    CMS Energy Corp.
                8.500%, due 04/15/11 ..................................            408,750
     200,000    Edison Mission Energy
                7.730%, due 06/15/09 ..................................            210,000
     710,000    El Paso Corp.
                7.000%, due 05/15/11 ..................................            685,150
     215,000    El Paso Natural Gas Co., Series A
                7.625%, due 08/01/10 ..................................            230,050
     520,000    El Paso Production Holding Co.
                7.750%, due 06/01/13 ..................................            521,300
     135,000    Encore Acquisition Co.
                8.375%, due 06/15/12 ..................................            150,525
      45,000    Encore Acquisition Co.
                6.250%, due 04/15/14 ..................................             45,000
     152,000    Enterprise Products Operating LP
                6.375%, due 02/01/13 ..................................            163,079
     173,000    Enterprise Products Operating LP (C)(H)
                5.600%, due 10/15/14 ..................................            174,315
     510,000    FirstEnergy Corp., Series B
                6.450%, due 11/15/11 ..................................            556,344
     285,000    Foundation Pennsylvania Coal Co. (C)
                7.250%, due 08/01/14 ..................................            302,812
     250,000    Gaz Capital S.A. (C)(D)
                8.625%, due 04/28/34 ..................................            265,625
     100,000    Giant Industries, Inc.
                8.000%, due 05/15/14 ..................................            102,000
     123,000    GulfTerra Energy Partners L.P., Series B
                8.500%, due 06/01/10 ..................................            143,141

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
    HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)    11
--------------------------------------------------------------------------------

                                                                                Value
   Par Value                                                                   (Note 1)
   ---------                                                                   --------
$     75,000    Hanover Compressor Co.
                9.000%, due 06/01/14 ..................................     $       82,313
     335,000    Hanover Equipment Trust, Series B
                8.750%, due 09/01/11 ..................................            365,987
     195,000    Magnum Hunter Resources, Inc.
                9.600%, due 03/15/12 ..................................            220,350
     195,000    MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
                7.375%, due 09/01/10 ..................................            204,750
     105,000    Newfield Exploration Co. (C)
                6.625%, due 09/01/14 ..................................            109,463
     535,000    NRG Energy, Inc. (C)
                8.000%, due 12/15/13 ..................................            573,119
     220,000    OAO Gazprom (C)(D)
                9.625%, due 03/01/13 ..................................            244,200
      60,000    Parker Drilling Co.
                9.625%, due 10/01/13 ..................................             66,900
     175,000    Peabody Energy Corp., Series B
                6.875%, due 03/15/13 ..................................            189,000
     335,000    Peabody Energy Corp.
                5.875%, due 04/15/16 ..................................            330,812
     300,000    Petroleum Geo-Services ASA(D)
                10.000%, due 11/05/10 .................................            339,750
      30,000    PG&E Corp.
                6.875%, due 07/15/08 ..................................             32,475
     140,000    Plains Exploration & Production Co. (C)
                7.125%, due 06/15/14 ..................................            150,150
     260,000    Premcor Refining Group, Inc.
                7.750%, due 02/01/12 ..................................            283,400
     195,000    Pride International, Inc. (C)
                7.375%, due 07/15/14 ..................................            216,450
     470,000    Reliant Energy, Inc.
                9.250%, due 07/15/10 ..................................            504,663
      85,000    Reliant Energy, Inc.
                9.500%, due 07/15/13 ..................................             92,331
      40,000    SESI LLC
                8.875%, due 05/15/11 ..................................             43,700
                                                                            --------------
                                                                                11,812,796
                                                                            --------------
                FINANCE - 2.15%
     307,000    Alamosa, Inc. (B)
                0.000%, due 07/31/09 ..................................            316,210
      71,000    Alamosa, Inc.
                11.000%, due 07/31/10 .................................             80,407
     195,000    BCP Caylux Holdings Luxembourg S.C.A. (C)(D)
                9.625%, due 06/15/14 ..................................            210,600
     255,000    Bombardier Recreational Products, Inc. (C)(D)
                8.375%, due 12/15/13 ..................................            268,388
     330,000    Eircom Funding (D)
                8.250%, due 08/15/13 ..................................            361,350
     355,000    JSG Funding PLC (D)
                9.625%, due 10/01/12 ..................................            401,150
     275,000    PCALLC/ PCA Finance Corp.
                11.875%, due 08/01/09 .................................            294,250
     210,000    Refco Finance Holdings LLC (C)
                9.000%, due 08/01/12 ..................................            224,175
     145,000    Standard Aero Holdings, Inc. (C)
                8.250%, due 09/01/14 ..................................            150,075
                                                                            --------------
                                                                                 2,306,605
                                                                            --------------
                HEALTH CARE SERVICES - 3.25%
     295,000    Alliance Imaging, Inc.
                10.375%, due 04/15/11 .................................            320,444
     225,000    Beverly Enterprises, Inc. (C)
                7.875%, due 06/15/14 ..................................            240,750
     175,000    Extendicare Health Services, Inc.
                6.875%, due 05/01/14 ..................................            178,500
     910,000    HCA, Inc.
                7.875%, due 02/01/11 ..................................          1,029,131
     325,000    InSight Health Services Corp., Series B
                9.875%, due 11/01/11 ..................................            325,000
     290,000    Mariner Health Care, Inc. (C)
                8.250%, due 12/15/13 ..................................            311,750
      90,000    MedCath Holdings Corp. (C)
                9.875%, due 07/15/12 ..................................             94,050
     350,000    Tenet Healthcare Corp.
                6.500%, due 06/01/12 ..................................            313,250
     305,000    Tenet Healthcare Corp. (C)
                9.875%, due 07/01/14 ..................................            318,725
     340,000    US Oncology, Inc. (C)
                10.750%, due 08/15/14 .................................            349,350
                                                                            --------------
                                                                                 3,480,950
                                                                            --------------
                INDUSTRIALS - 6.61%
     445,000    AMSTED Industries, Inc. (C)
                10.250%, due 10/15/11 .................................            489,500
     420,000    BE Aerospace, Inc., Series B
                8.875%, due 05/01/11 ..................................            425,250
     290,000    Da-Lite Screen Co., Inc.
                9.500%, due 05/15/11 ..................................            305,950
     500,000    Flextronics International, Ltd. (D)
                6.500%, due 05/15/13 ..................................            511,250
     120,000    General Binding Corp.
                9.375%, due 06/01/08 ..................................            122,100
     187,000    Grupo Transportacion Ferroviaria
                Mexicana, S.A. de C.V. (D)
                12.500%, due 06/15/12 .................................            207,570
     155,000    Invensys PLC (C)(D)
                9.875%, due 03/15/11 ..................................            158,875
     100,000    Jacuzzi Brands, Inc.
                9.625%, due 07/01/10 ..................................            110,500
     290,000    JLG Industries, Inc.
                8.250%, due 05/01/08 ..................................            308,850
     405,000    Johnsondiversey Holdings, Inc. (B)
                0.000%, due 05/15/13 ..................................            334,125
     635,000    Johnsondiversey, Inc., Series B
                9.625%, due 05/15/12 ..................................            711,200
     315,000    Manitowoc Co., Inc. (F)
                10.375%, due 05/15/11 .................................            436,134
      70,000    Manitowoc Co., Inc.
                10.500%, due 08/01/12 .................................             80,675
     435,000    Milacron Escrow Corp. (C)
                11.500%, due 05/15/11 .................................            461,100
     205,000    Muzak LLC/ Muzak Finance Corp.
                10.000%, due 02/15/09 .................................            181,425
     120,000    Ocean Rig Norway AS (D)
                10.250%, due 06/01/08 .................................            122,400
     145,000    Oxford Automotive, Inc. (C)(E)
                12.500%, due 10/15/10 .................................             59,450
     290,000    SPX Corp.
                7.500%, due 01/01/13 ..................................            294,712

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
  12    HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                Value
   Par Value                                                                   (Note 1)
   ---------                                                                   --------
$    145,000    Thermadyne Holdings Corp.
                9.250%, due 02/01/14 ..................................     $      141,013
     370,000    TRW Automotive, Inc.
                9.375%, due 02/15/13 ..................................            422,725
      35,000    TRW Automotive, Inc.
                11.000%, due 02/15/13 .................................             41,650
     295,000    Valmont Industries, Inc. (C)
                6.875%, due 05/01/14 ..................................            303,850
     225,000    Werner Holding Co., Inc.
                10.000%, due 11/15/07 .................................            200,250
     605,000    Xerox Corp.
                7.625%, due 06/15/13 ..................................            653,400
                                                                            --------------
                                                                                 7,083,954
                                                                            --------------
                MACHINERY - 1.07%
     165,000    AGCO Corp. (F)
                6.875%, due 04/15/14 ..................................            201,815
     280,000    Case New Holland, Inc. (C)
                9.250%, due 08/01/11 ..................................            313,600
     230,000    Terex Corp., Series B
                10.375%, due 04/01/11 .................................            259,900
     350,000    Terex Corp.
                7.375%, due 01/15/14 ..................................            367,500
                                                                            --------------
                                                                                 1,142,815
                                                                            --------------
                MEDIA - 6.84%
     504,000    Allbritton Communications Co.
                7.750%, due 12/15/12 ..................................            521,640
     385,000    Cablevision Systems Corp. (C)
                8.000%, due 04/15/12 ..................................            402,325
     700,000    CSC Holdings, Inc., Series B
                8.125%, due 08/15/09 ..................................            743,750
     230,000    CSC Holdings, Inc. (C)
                6.750%, due 04/15/12 ..................................            230,575
     244,000    Dex Media East LLC/ Dex Media East Finance Co.
                12.125%, due 11/15/12 .................................            303,780
     194,000    Dex Media West LLC
                9.875%, due 08/15/13 ..................................            227,950
     750,000    Dex Media, Inc. (B)
                0.000%, due 11/15/13 ..................................            549,375
     270,000    DirecTV Holdings LLC
                8.375%, due 03/15/13 ..................................            307,125
     205,000    Emmis Operating Co.
                6.875%, due 05/15/12 ..................................            212,688
      75,000    Fisher Communications, Inc. (C)
                8.625%, due 09/15/14 ..................................             78,000
     545,000    Granite Broadcasting Corp.
                9.750%, due 12/01/10 ..................................            504,125
     435,000    Lamar Media Corp.
                7.250%, due 01/01/13 ..................................            467,625
     450,000    Lighthouse International Co. S.A. (C)(F)
                8.000%, due 04/30/14 ..................................            545,516
     240,000    MediaCom Broadband LLC
                11.000%, due 07/15/13 .................................            255,600
      50,000    MediaCom LLC/ Media Capital Corp.
                9.500%, due 01/15/13 ..................................             48,375
     325,000    Medianews Group, Inc.
                6.875%, due 10/01/13 ..................................            335,563
      75,000    PRIMEDIA, Inc.
                8.875%, due 05/15/11 ..................................             75,000
     400,000    PRIMEDIA, Inc. (C)
                8.000%, due 05/15/13 ..................................            380,500
     390,000    Spanish Broadcasting Systems, Inc.
                9.625%, due 11/01/09 ..................................            409,500
     287,000    XM Satellite Radio, Inc. (B)
                12.000%, due 06/15/10 .................................            335,790
     375,000    Young Broadcasting, Inc.
                8.500%, due 12/15/08 ..................................            398,437
                                                                            --------------
                                                                                 7,333,239
                                                                            --------------
                METALS AND MINING - 1.86%
     235,000    Century Aluminum Co. (C)
                7.500%, due 08/15/14 ..................................            247,338
     385,000    Ispat Inland ULC (D)
                9.750%, due 04/01/14 ..................................            424,462
     140,000    Kaiser Aluminum & Chemical Corp. (E)
                9.875%, due 02/15/49 ..................................            135,100
     430,000    Oregon Steel Mills, Inc.
                10.000%, due 07/15/09 .................................            469,775
     365,000    Russel Metals, Inc. (D)
                6.375%, due 03/01/14 ..................................            365,000
      95,000    SGL Carbon Luxembourg S.A. (C)(F)
                8.500%, due 02/01/12 ..................................            122,685
     205,000    Steel Dynamics, Inc.
                9.500%, due 03/15/09 ..................................            227,550
                                                                            --------------
                                                                                 1,991,910
                                                                            --------------
                PIPELINE - 1.74%
      55,000    ANR Pipeline, Co.
                9.625%, due 11/01/21 ..................................             65,450
     490,000    Dynegy Holdings, Inc. (C)
                9.875%, due 07/15/10 ..................................            553,700
     240,000    Dynegy Holdings, Inc.
                6.875%, due 04/01/11 ..................................            228,600
     924,000    Williams Cos., Inc.
                7.125%, due 09/01/11 ..................................          1,014,090
                                                                            --------------
                                                                                 1,861,840
                                                                            --------------
                PRINTING - 0.50%
     200,000    Cenveo Corp.
                7.875%, due 12/01/13 ..................................            195,000
      29,000    Hollinger, Inc. (C)(D)
                12.875%, due 03/01/11 .................................             33,060
     175,000    Houghton Mifflin Co.
                9.875%, due 02/01/13 ..................................            183,750
     110,000    Mail-Well I Corp.
                9.625%, due 03/15/12 ..................................            121,000
                                                                            --------------
                                                                                   532,810
                                                                            --------------
                REITS - 0.23%
     165,000    Host Marriott LP
                7.125%, due 11/01/13 ..................................            173,250
      65,000    MeriStar Hospitality Operating
                10.500%, due 06/15/09 .................................             71,175
                                                                            --------------
                                                                                   244,425
                                                                            --------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
    HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)    13
--------------------------------------------------------------------------------

                                                                                Value
   Par Value                                                                   (Note 1)
   ---------                                                                   --------
                RECREATION - 6.74%
$    203,000    AMC Entertainment, Inc.
                9.500%, due 02/01/11 ..................................     $      208,582
     395,000    AMC Entertainment, Inc. (C)
                8.625%, due 08/15/12 ..................................            418,700
     145,000    AMF Bowling Worldwide, Inc. (C)
                10.000%, due 03/01/10 .................................            153,700
     300,000    Aztar Corp. (C)
                7.875%, due 06/15/14 ..................................            318,000
     515,000    Boyd Gaming Corp.
                6.750%, due 04/15/14 ..................................            524,012
     155,000    Caesars Entertainment, Inc.
                8.875%, due 09/15/08 ..................................            176,700
     575,000    Caesars Entertainment, Inc.
                8.125%, due 05/15/11 ..................................            664,125
     720,000    Hilton Hotels Corp.
                7.625%, due 12/01/12 ..................................            837,000
      90,000    Intrawest Corp. (C)(D)(H)
                7.500%, due 10/15/13 ..................................             93,263
     290,000    Isle of Capri Casinos, Inc.
                7.000%, due 03/01/14 ..................................            291,450
     305,000    Loews Cineplex Entertainment Corp. (C)
                9.000%, due 08/01/14 ..................................            314,913
     110,000    Mandalay Resort Group
                9.375%, due 02/15/10 ..................................            126,500
     115,000    MGM Mirage, Inc.
                8.500%, due 09/15/10 ..................................            130,669
     545,000    MGM Mirage, Inc.
                8.375%, due 02/01/11 ..................................            601,543
      70,000    Pinnacle Entertainment, Inc.
                8.250%, due 03/15/12 ..................................             70,175
     365,000    Pinnacle Entertainment, Inc., Series B
                8.750%, due 10/01/13 ..................................            374,125
     345,000    Royal Caribbean Cruises, Ltd.
                6.875%, due 12/01/13 ..................................            367,425
     415,000    Six Flags, Inc.
                9.750%, due 04/15/13 ..................................            392,175
     750,000    Starwood Hotels & Resorts Worldwide, Inc.
                7.875%, due 05/01/12 ..................................            848,437
     315,000    Station Casinos, Inc.
                6.500%, due 02/01/14 ..................................            320,513
                                                                            --------------
                                                                                 7,232,007
                                                                            --------------
                RETAIL - 3.36%
      60,000    Cole National Group, Inc.
                8.625%, due 08/15/07 ..................................             61,050
     215,000    Cole National Group, Inc.
                8.875%, due 05/15/12 ..................................            243,488
     555,000    Couche Tard US L.P.
                7.500%, due 12/15/13 ..................................            591,075
      85,000    Dollar General Corp.
                8.625%, due 06/15/10 ..................................             97,750
     200,000    Duane Reade, Inc. (C)
                9.750%, due 08/01/11 ..................................            189,000
     290,000    Finlay Fine Jewelry Corp. (C)
                8.375%, due 06/01/12 ..................................            311,750
     275,000    J Crew Operating Corp.
                10.375%, due 10/15/07 .................................            281,875
     230,000    Remington Arms Co., Inc.
                10.500%, due 02/01/11 .................................            218,500
      45,000    Rite Aid Corp.
                9.500%, due 02/15/11 ..................................             49,500
     580,000    Rite Aid Corp.
                9.250%, due 06/01/13 ..................................            594,500
     205,000    Rite Aid Corp.
                6.875%, due 08/15/13 ..................................            179,375
     300,000    Saks, Inc.
                7.000%, due 12/01/13 ..................................            306,000
     240,000    Williams Scotsman, Inc.
                9.875%, due 06/01/07 ..................................            229,800
     230,000    Williams Scotsman, Inc.
                10.000%, due 08/15/08 .................................            246,675
                                                                            --------------
                                                                                 3,600,338
                                                                            --------------
                SCHOOLS - 0.26%
     272,000    KinderCare Learning Centers, Inc., Series B
                9.500%, due 02/15/09 ..................................            275,740
                                                                            --------------
                TECHNOLOGY - 0.92%
     290,000    Argo-Tech Corp. (C)
                9.250%, due 06/01/11 ..................................            311,025
     200,000    BE Aerospace, Inc.
                9.500%, due 11/01/08 ..................................            207,000
     358,000    Fisher Scientific International, Inc.
                8.125%, due 05/01/12 ..................................            399,170
      65,000    ON Semiconductor Corp.
                13.000%, due 05/15/08 .................................             72,800
                                                                            --------------
                                                                                   989,995
                                                                            --------------
                TELECOMMUNICATIONS - 7.04%
     454,000    AT&T Corp. (G)
                8.050%, due 11/15/11 ..................................            507,912
     390,000    Centennial Cellular Corp Operating Co./
                Centennial Communications Corp. LLC
                10.125%, due 06/15/13 .................................            410,475
     365,000    Cincinnati Bell, Inc.
                8.375%, due 01/15/14 ..................................            333,063
     308,000    Citizens Communications Co.
                9.000%, due 08/15/31 ..................................            314,545
     260,000    Crown Castle International Corp.
                7.500%, due 12/01/13 ..................................            272,350
     150,000    Dobson Communications Corp.
                8.875%, due 10/01/13 ..................................             96,750
     630,000    EchoStar DBS Corp.
                6.375%, due 10/01/11 ..................................            637,875
     260,000    FrontierVision Operating Partners LP(E)
                11.000%, due 10/15/06 .................................            323,700
     310,000    GCI, Inc.
                7.250%, due 02/15/14 ..................................            303,800
     200,000    Innova S de RL de CV(D)
                9.375%, due 09/19/13 ..................................            217,500
     265,000    Insight Midwest L.P. / Insight Capital, Inc.
                9.750%, due 10/01/09 ..................................            276,925
     335,000    Lucent Technologies, Inc.
                5.500%, due 11/15/08 ..................................            335,000
     241,000    MCI, Inc.
                5.908%, due 05/01/07 ..................................            238,891

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
  14    HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                Value
   Par Value                                                                   (Note 1)
   ---------                                                                   --------
$    346,000    MCI, Inc.
                6.688%, due 05/01/09 ..................................     $      333,458
      22,000    MCI, Inc.
                7.735%, due 05/01/14 ..................................             20,845
     555,000    Nortel Networks, Ltd. (D)
                6.125%, due 02/15/06 ..................................            566,100
     275,000    Paxson Communications Corp.
                10.750%, due 07/15/08 .................................            276,375
     450,000    Paxson Communications Corp. (B)
                0.000%, due 01/15/09 ..................................            385,875
     145,000    Rogers Wireless Communications, Inc. (D)
                6.375%, due 03/01/14 ..................................            133,400
     280,000    Rural Cellular Corp.
                9.875%, due 02/01/10 ..................................            277,200
      65,000    Rural Cellular Corp. (C)
                8.250%, due 03/15/12 ..................................             66,137
     340,000    Time Warner Telecom Holdings, Inc.
                9.250%, due 02/15/14 ..................................            338,300
     275,000    Time Warner Telecom, Inc.
                10.125%, due 02/01/11 .................................            264,000
     300,000    UbiquiTel Operating Co.
                9.875%, due 03/01/11 ..................................            312,375
     295,000    US Unwired, Inc.
                10.000%, due 06/15/12 .................................            306,063
                                                                            --------------
                                                                                 7,548,914
                                                                            --------------
                TRANSPORTATION - 0.84%
     165,000    CHC Helicopter Corp. (D)
                7.375%, due 05/01/14 ..................................            172,013
     255,000    GulfMark Offshore, Inc. (C)
                7.750%, due 07/15/14 ..................................            258,187
     365,000    Kansas City Southern Railway Co.
                7.500%, due 06/15/09 ..................................            373,212
      90,000    Stena AB (D)
                9.625%, due 12/01/12 ..................................            100,463
                                                                            --------------
                                                                                   903,875
                                                                            --------------
                UTILITIES - 2.02%
     475,000    Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp. (B)(C)
                0.000%, due 10/01/14 ..................................            283,812
     210,000    Empresa Nacional de Electricidad S.A. (D)
                8.350%, due 08/01/13 ..................................            234,414
     350,000    Midwest Generation LLC
                8.750%, due 05/01/34 ..................................            381,500
     100,000    Mirant Americas Generation LLC (E)
                8.300%, due 05/01/11 ..................................             88,000
     185,000    Mission Energy Holding Co.
                13.500%, due 07/15/08 .................................            234,025
      55,000    Nevada Power Co. (C)
                6.500%, due 04/15/12 ..................................             56,788
     500,000    PSEG Energy Holdings, Inc.
                8.625%, due 02/15/08 ..................................            551,250
     145,000    Sierra Pacific Power Co. (C)
                6.250%, due 04/15/12 ..................................            147,900
     170,000    Sierra Pacific Resources (C)
                8.625%, due 03/15/14 ..................................            184,450
                                                                            --------------
                                                                                 2,162,139
                                                                            --------------
                WASTE DISPOSAL - 1.44%
     165,000    Allied Waste Industries, Inc., Series B
                8.875%, due 04/01/08 ..................................            179,025
     250,000    Allied Waste Industries, Inc.
                6.500%, due 11/15/10 ..................................            247,500
   1,055,000    Allied Waste Industries, Inc.
                7.875%, due 04/15/13 ..................................          1,113,025
                                                                            --------------
                                                                                 1,539,550
                                                                            --------------
                TOTAL CORPORATE NOTES AND BONDS .......................         94,457,664
                (Cost $91,706,542)                                          --------------

      Shares
      ------
COMMON STOCKS - 0.66%

                INDUSTRIALS - 0.06
       3,536    Hayes Lemmerz International, Inc.* ....................             35,926
       2,192    Thermadyne Holdings Corp.* ............................             24,112
                                                                            --------------
                                                                                    60,038
                                                                            --------------
                TELECOMMUNICATIONS - 0.40%
       9,976    MCI, Inc. .............................................            167,098
         581    NTL, Inc.* ............................................             36,062
      19,271    Telewest Global, Inc.* ................................            223,932
                                                                            --------------
                                                                                   427,092
                                                                            --------------
                UTILITIES - 0.20%
      10,665    DPL, Inc. .............................................            219,486
                                                                            --------------
                TOTAL COMMON STOCKS ...................................            706,616
                (Cost $789,721)                                             --------------

PREFERRED STOCKS - 0.19%

                INDUSTRIALS - 0.19%
       3,960    Ford Motor Co. Capital Trust II .......................            207,029
          11    HLI Operating Co., Inc.* ..............................                913
                                                                            --------------
                                                                                   207,942
                                                                            --------------
                MEDIA - 0.00%
           1    PTV, Inc. .............................................                  5
                                                                            --------------
                TELECOMMUNICATIONS - 0.00%
         360    Song Networks Holding AB (L) ..........................                420
                                                                            --------------
                TOTAL PREFERRED STOCKS ................................            208,367
                (Cost $212,740)                                             --------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
    HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)    15
--------------------------------------------------------------------------------

                                                                                Value
    Shares                                                                     (Note 1)
    ------                                                                     --------
WARRANTS AND RIGHTS - 0.00%

                COMMUNICATION - 0.00%
          50    GT Group Telecom, Inc.,
                Exp. 02/01/10(C)(L)* ..................................     $            1
                                                                            --------------

                INDUSTRIALS - 0.00%
         236    Thermadyne Holdings Corp., Class B Exp. 05/23/06* .....                153
                                                                            --------------

                TOTAL WARRANTS AND RIGHTS .............................                154
                (Cost $3,448)                                               --------------

   Par Value
   ---------
FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS - 0.80%

                BRAZIL - 0.31%
$    102,031    Federal Republic of Brazil (D)
                8.000%, due 04/15/14 ..................................            100,888
     204,000    Federal Republic of Brazil (D)
                11.000%, due 08/17/40 .................................            228,684
                                                                            --------------
                                                                                   329,572
                                                                            --------------
                PANAMA - 0.17%
     167,000    Panama Government International Bond (D)
                9.375%, due 01/16/23 ..................................            182,030
                                                                            --------------
                RUSSIA - 0.14%
      99,000    Russia Government International Bond (D)
                12.750%, due 06/24/28 .................................            150,480
                                                                            --------------
                UKRAINE - 0.18%
     191,000    Ukraine Government International Bond (C)(D)
                7.650%, due 06/11/13 ..................................            191,000
                                                                            --------------
                TOTAL FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS .......            853,082
                (Cost $837,633)                                             --------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.21%

                FEDERAL HOME LOAN BANK (A) - 7.21%
   7,728,000    1.650%, due 10/01/04 ..................................          7,728,000
                                                                            --------------
                TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS ..........          7,728,000
                (Cost $7,728,000)                                           --------------

INVESTMENT COMPANIES - 20.07%

           1    SSgA Prime Money Market Fund ..........................                  1
  21,522,919    State Street Navigator Securities
                Lending Prime Portfolio (I) ...........................         21,522,919
                                                                            --------------
                TOTAL INVESTMENT COMPANIES ............................         21,522,920
                (Cost $21,522,920)                                          --------------
TOTAL INVESTMENTS - 118.96% ...........................................        127,544,923
(Cost $124,761,115**)                                                       --------------
NET OTHER ASSETS AND LIABILITIES - (18.96)% ...........................        (20,324,980)
                                                                            --------------
TOTAL NET ASSETS - 100.00% ............................................     $  107,219,943
                                                                            ==============

------------------------
    *  Non-income producing.

   **  Aggregate cost for Federal tax purposes was $124,824,922.

  (A)  Rate noted represents annualized yield at time of purchase.

  (B) Represents security that remains a specified coupon until a predetermined date, at which time the stated rate becomes the effective rate.

  (C) Securities sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

  (D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 10.30% of total net assets.

  (E)  In Default.

  (F) Notes and bonds denominated in foreign currencies and converted to U.S. dollars at period end exchange rates. The aggregate of these securities is 1.94% of total net assets.

  (G)  Floating rate or variable rate note.

  (H)  Security purchased on a delayed delivery or when-issued basis.

  (I)  Represents collateral held in connection with securities lending.

  (L) Security valued at fair value using methods determined in good faith by and under the general supervision of the Board of Trustees (see note 1).

   IO  Interest Only. The rate shown is an internal rate of return.

  PLC  Public Limited Company.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                        APPRECIATION/
CURRENCY       SETTLEMENT DATE      LOCAL AMOUNT      FACE AMOUNT         VALUE        (DEPRECIATION)
--------       ---------------      ------------      -----------         -----        --------------
Euro (sell)       10/06/04             315,000        $  378,851       $  391,134         $(12,283)
Euro (sell)       10/06/04              40,163        $   48,554       $   49,870         $ (1,316)
Euro (sell)       11/15/04           1,172,800        $1,430,815       $1,455,919         $(25,104)
Euro (sell)       11/15/04              19,421        $   23,741       $   24,109         $   (368)
SK (buy)          11/16/04              12,794        $    1,685       $    1,755         $     70
                                                                                          --------
                                                                                          $(39,001)
                                                                                          ========

SK Swedish Krona.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
  16            BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                Value
    Shares                                                                     (Note 1)
    ------                                                                     --------
COMMON STOCKS - 60.84%

                CONSUMER DISCRETIONARY - 6.66%
     189,000    Carnival Corp. ........................................     $    8,937,810
      70,940    Comcast Corp., Class A* ...............................          2,003,346
     106,400    Cox Communications, Inc., Class A* ....................          3,525,032
     151,800    Home Depot, Inc. ......................................          5,950,560
     236,900    McDonald's Corp. ......................................          6,640,307
     226,000    Target Corp. ..........................................         10,226,500
     117,100    Tiffany & Co. .........................................          3,599,654
      85,900    Viacom, Inc., Class B .................................          2,882,804
     267,000    Walt Disney Co. .......................................          6,020,850
                                                                            --------------
                                                                                49,786,863
                                                                            --------------
                CONSUMER STAPLES - 6.53%
     183,400    Coca-Cola Co. .........................................          7,345,170
     190,352    CVS Corp. .............................................          8,019,530
     146,800    General Mills, Inc. ...................................          6,591,320
      79,100    Kimberly-Clark Corp. ..................................          5,109,069
      73,000    Procter & Gamble Co. ..................................          3,950,760
     294,400    Sara Lee Corp. ........................................          6,729,984
     207,400    Wal-Mart Stores, Inc. .................................         11,033,680
                                                                            --------------
                                                                                48,779,513
                                                                            --------------
                ENERGY - 5.15%
      65,000    Anadarko Petroleum Corp. ..............................          4,313,400
      96,346    BP PLC, ADR ...........................................          5,542,786
      78,300    Devon Energy Corp. ....................................          5,560,083
     163,100    Exxon Mobil Corp. .....................................          7,882,623
      44,900    Kerr-McGee Corp. ......................................          2,570,525
     109,400    Marathon Oil Corp. ....................................          4,516,032
      92,400    Schlumberger, Ltd. ....................................          6,219,444
      52,062    Transocean, Inc.* .....................................          1,862,778
                                                                            --------------
                                                                                38,467,671
                                                                            --------------
                FINANCIALS - 12.73%
      84,600    ACE, Ltd. .............................................          3,389,076
     176,914    Allstate Corp. ........................................          8,490,103
     104,800    American International Group, Inc. ....................          7,125,352
     323,996    Bank of America Corp. .................................         14,038,747
      33,700    Chubb Corp. ...........................................          2,368,436
     310,205    Citigroup, Inc. .......................................         13,686,244
      38,900    Goldman Sachs Group, Inc. .............................          3,627,036
     171,454    J.P. Morgan Chase & Co. ...............................          6,811,867
      96,300    Marsh & McLennan Cos., Inc. ...........................          4,406,688
     106,900    Morgan Stanley ........................................          5,270,170
     130,100    National City Corp. ...................................          5,024,462
     188,800    Prudential Financial, Inc. ............................          8,881,152
      59,500    SunTrust Banks, Inc. ..................................          4,189,395
     131,500    Wells Fargo & Co. .....................................          7,841,345
                                                                            --------------
                                                                                95,150,073
                                                                            --------------
                HEALTH CARE - 7.33%
     131,900    Abbott Laboratories ...................................          5,587,284
     174,600    Applera Corp. - Applied Biosystems Group ..............          3,294,702
     168,600    Baxter International, Inc. ............................          5,422,176
     215,200    Bristol-Myers Squibb Co. ..............................          5,093,784
      40,300    Genzyme Corp.* ........................................          2,192,723
     147,350    GlaxoSmithKline PLC, ADR ..............................          6,443,616
      14,080    Hospira, Inc.* ........................................            430,848
     277,300    IMS Health, Inc. ......................................          6,633,016
      74,500    MedImmune, Inc.* ......................................          1,765,650
      46,300    Merck & Co., Inc. .....................................          1,527,900
     344,519    Pfizer, Inc. ..........................................         10,542,281
     157,300    Wyeth .................................................          5,883,020
                                                                            --------------
                                                                                54,817,000
                                                                            --------------
                INDUSTRIALS - 7.31%
     110,700    Burlington Northern Santa Fe Corp. ....................          4,240,917
     118,100    Dover Corp. ...........................................          4,590,547
      69,100    Emerson Electric Co. ..................................          4,276,599
      56,900    FedEx Corp. ...........................................          4,875,761
     294,800    General Electric Co. ..................................          9,899,384
     183,400    Honeywell International, Inc. .........................          6,576,724
      50,000    Illinois Tool Works, Inc. .............................          4,658,500
      70,000    Textron, Inc. .........................................          4,498,900
      69,100    United Technologies Corp. .............................          6,452,558
     168,200    Waste Management, Inc. ................................          4,598,588
                                                                            --------------
                                                                                54,668,478
                                                                            --------------
                INFORMATION TECHNOLOGY - 9.35%
     336,000    ADC Telecommunications, Inc.* .........................            608,160
     137,100    Applied Materials, Inc.* ..............................          2,260,779
     171,500    Autodesk, Inc. ........................................          8,340,045
     139,500    Celestica, Inc.* ......................................          1,771,650
     193,100    Cisco Systems, Inc.* ..................................          3,495,110
     125,500    Computer Sciences Corp.* ..............................          5,911,050
      67,100    Dell, Inc.* ...........................................          2,388,760
     146,100    EMC Corp.* ............................................          1,685,994
     103,440    First Data Corp. ......................................          4,499,640
     182,700    Hewlett-Packard Co. ...................................          3,425,625
      82,100    Intel Corp. ...........................................          1,646,926
      92,100    International Business Machines Corp. .................          7,896,654
     119,748    Koninklijke Philips Electronics N.V. ..................          2,743,427
     140,400    Micron Technology, Inc.* ..............................          1,689,012
     261,800    Microsoft Corp. .......................................          7,238,770
     307,200    Motorola, Inc. ........................................          5,541,888
     205,700    PeopleSoft, Inc.* .....................................          4,083,145
     178,100    Texas Instruments, Inc. ...............................          3,789,968
      49,964    VERITAS Software Corp.* ...............................            889,359
                                                                            --------------
                                                                                69,905,962
                                                                            --------------
                MATERIALS - 1.82%
      95,400    Alcoa, Inc. ...........................................          3,204,486
     109,700    E.I. du Pont de Nemours & Co. .........................          4,695,160
     132,700    Rohm and Haas Co. .....................................          5,702,119
                                                                            --------------
                                                                                13,601,765
                                                                            --------------
                TELECOMMUNICATION SERVICES - 2.40%
     104,200    ALLTEL Corp. ..........................................          5,721,622
     289,700    SBC Communications, Inc. ..............................          7,517,715
     118,412    Verizon Communications, Inc. ..........................          4,663,064
                                                                            --------------
                                                                                17,902,401
                                                                            --------------
                UTILITIES - 1.56%
      46,000    Ameren Corp. ..........................................          2,122,900
      56,000    Consolidated Edison, Inc. .............................          2,354,240
      68,200    FPL Group, Inc. .......................................          4,659,424
      59,000    Progress Energy, Inc. .................................          2,498,060
                                                                            --------------
                                                                                11,634,624
                                                                            --------------
                TOTAL COMMON STOCKS ...................................        454,714,350
                (Cost $375,491,392)                                         --------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
      BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)     17
--------------------------------------------------------------------------------

                                                                                 Value
  Par Value                                                                     (Note 1)
  ---------                                                                     --------
ASSET BACKED - 1.36%

$  1,160,994    ABSC Long Beach Home Equity Loan Trust,
                Series 2000-LB1, Class AF5 (M)
                8.050%, due 09/21/30 ..................................     $    1,220,873
   1,500,000    ABSC Manufactured Housing Contract,
                Series 2004-OK1, Class A4 (C)
                5.019%, due 04/16/30 ..................................          1,235,400
   1,100,000    Ameriquest Mortgage Co.,
                Series 2004-FR1, Class M2 (M)
                5.207%, due 05/25/34 ..................................          1,090,600
   1,120,000    GMAC Home Equity Loan Trust,
                Series 2004-HE2, Class M1 (G)
                3.950%, due 10/25/33 ..................................          1,096,830
   1,720,658    Green Tree Financial Corp.,
                Series 1996-1, Class M1
                7.000%, due 03/15/27 ..................................          1,703,452
   2,100,000    Green Tree Home Equity Loan Trust,
                Series 1999-A, Class B1
                8.970%, due 11/15/27 ..................................          2,293,918
   1,500,000    Residential Asset Mortgage Products, Inc.,
                Series 2003-RS9, Class AI5
                4.990%, due 03/25/31 ..................................          1,523,413
                                                                            --------------
                TOTAL ASSET BACKED ....................................         10,164,486
                (Cost $10,079,157)                                          --------------

COMMERCIAL MORTGAGE BACKED - 0.87%

   1,400,000    Greenwich Capital Commercial Funding Corp.,
                Series 2004-GG1, Class A7 (G)
                5.317%, due 06/10/36 ..................................          1,459,045
   2,419,298    Morgan Stanley Capital I, Inc.,
                Series 1999-CAM1, Class A3
                6.920%, due 03/15/32 ..................................          2,590,029
   2,500,000    Morgan Stanley Capital I, Inc.,
                Series 2004-TP13, Class A3
                4.390%, due 09/13/45 ..................................          2,483,313
                                                                            --------------
                TOTAL COMMERCIAL MORTGAGE BACKED ......................          6,532,387
                (Cost $6,423,149)                                           --------------

PRIVATE LABEL MORTGAGE BACKED - 0.62%

   4,576,539    Countrywide Alternative Loan Trust,
                Series 2002-5, Class A10
                6.750%, due 06/25/32 ..................................          4,607,076
                                                                            --------------
                TOTAL PRIVATE LABEL MORTGAGE BACKED ...................          4,607,076
                (Cost $4,646,616)                                           --------------

CORPORATE NOTES AND BONDS - 9.57%

                CABLE - 0.44%
   1,500,000    Comcast Cable Communications, Inc.
                6.875%, due 06/15/09 ..................................          1,667,202
   1,600,000    Comcast Corp.
                5.300%, due 01/15/14 ..................................          1,603,467
                                                                            --------------
                                                                                 3,270,669
                                                                            --------------
                CONSUMER DISCRETIONARY - 0.52%
   2,000,000    American Association of Retired Persons (C)
                7.500%, due 05/01/31 ..................................          2,383,848
   1,500,000    Carnival Corp. (D)
                3.750%, due 11/15/07 ..................................          1,507,090
                                                                            --------------
                                                                                 3,890,938
                                                                            --------------
                CONSUMER STAPLES - 0.19%
   1,400,000    Safeway, Inc.
                4.125%, due 11/01/08 ..................................          1,399,047
                                                                            --------------
                ENERGY - 0.76%
   1,000,000    Centerpoint Energy, Inc.
                7.875%, due 04/01/13 ..................................          1,178,770
   2,500,000    Occidental Petroleum Corp.
                5.875%, due 01/15/07 ..................................          2,640,845
   1,700,000    Pemex Project Funding Master Trust
                7.375%, due 12/15/14 ..................................          1,853,000
                                                                            --------------
                                                                                 5,672,615
                                                                            --------------
                FINANCE - 2.26%
   1,500,000    American General Finance Corp.
                4.625%, due 09/01/10 ..................................          1,516,652
   2,000,000    Bear Stearns Cos., Inc.
                7.800%, due 08/15/07 ..................................          2,236,104
   1,500,000    CIT Group, Inc.
                7.375%, due 04/02/07 ..................................          1,645,021
   1,000,000    Countrywide Home Loans, Inc.
                6.840%, due 10/22/04 ..................................          1,002,275
   2,000,000    GE Global Insurance Holding Corp.
                7.000%, due 02/15/26 ..................................          2,185,314
   1,350,000    Household Finance Corp.
                6.500%, due 11/15/08 ..................................          1,485,482
   2,500,000    Merrill Lynch & Co., Inc.
                7.375%, due 05/15/06 ..................................          2,688,337
   2,000,000    U.S. Bank N.A.
                6.300%, due 02/04/14 ..................................          2,222,176
   2,000,000    Wells Fargo & Co.
                3.125%, due 04/01/09 ..................................          1,947,154
                                                                            --------------
                                                                                16,928,515
                                                                            --------------
                INDUSTRIALS - 1.68%
   2,000,000    Caterpillar Financial Services Corp.
                2.500%, due 10/03/06 ..................................          1,978,790
   2,000,000    Ford Motor Credit Co.
                7.600%, due 08/01/05 ..................................          2,076,844
   2,000,000    Ford Motor Credit Co.
                5.800%, due 01/12/09 ..................................          2,072,982
   2,250,000    General Motors Acceptance Corp.
                6.125%, due 08/28/07 ..................................          2,370,501
   2,250,000    General Motors Acceptance Corp.
                6.875%, due 09/15/11 ..................................          2,360,302
   1,500,000    Waste Management, Inc.
                6.875%, due 05/15/09 ..................................          1,675,188
                                                                            --------------
                                                                                12,534,607
                                                                            --------------
                PIPELINE - 0.34%
   2,500,000    Kinder Morgan, Inc.
                6.650%, due 03/01/05 ..................................          2,540,090
                                                                            --------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
  18      BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                Value
   Par Value                                                                   (Note 1)
   ---------                                                                   --------
                REITS - 0.07%
$    530,000    Simon Property Group, LP(C)
                5.625%, due 08/15/14 ..................................     $      543,060
                                                                            --------------
                TELECOMMUNICATIONS - 1.32%
   2,000,000    Bellsouth Capital Funding Corp.
                7.875%, due 02/15/30 ..................................          2,416,128
   2,250,000    SBC Communications, Inc.
                5.875%, due 08/15/12 ..................................          2,405,317
     775,000    Sprint Capital Corp.
                7.125%, due 01/30/06 ..................................            817,209
   1,500,000    Telephone & Data Systems, Inc.
                7.000%, due 08/01/06 ..................................          1,585,157
   2,500,000    Verizon Wireless Capital LLC
                5.375%, due 12/15/06 ..................................          2,616,875
                                                                            --------------
                                                                                 9,840,686
                                                                            --------------
                TRANSPORTATION - 0.31%
   2,000,000    Norfolk Southern Corp. ................................
                7.250%, due 02/15/31 ..................................          2,330,600
                                                                            --------------
                UTILITIES - 1.68%
   2,000,000    DTE Energy Co.
                6.450%, due 06/01/06 ..................................          2,103,098
   2,000,000    Energy East Corp.
                8.050%, due 11/15/10 ..................................          2,356,236
   2,532,928    Niagara Mohawk Power Corp., Series F
                7.625%, due 10/01/05 ..................................          2,638,034
   2,000,000    Progress Energy, Inc.
                7.750%, due 03/01/31 ..................................          2,364,538
   3,000,000    Virginia Electric and Power Co., Series A
                5.750%, due 03/31/06 ..................................          3,121,068
                                                                            --------------
                                                                                12,582,974
                                                                            --------------
                TOTAL CORPORATE NOTES AND BONDS .......................         71,533,801
                (Cost $67,989,365)                                          --------------

MORTGAGE BACKED - 9.47%

                FEDERAL HOME LOAN MORTGAGE CORP. - 1.65%
   4,202,735    7.000%, due 07/15/27 Series 1974, Class ZA ............          4,406,242
     282,862    8.000%, due 06/01/30 Pool # C01005 ....................            307,613
     967,791    6.500%, due 01/01/32 Pool # C62333 ....................          1,016,033
     270,427    6.500%, due 03/01/32 Pool # C65648 ....................            283,912
   6,358,822    5.000%, due 07/01/33 Pool # A11325 ....................          6,316,571
                                                                            --------------
                                                                                12,330,371
                                                                            --------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.78%
   1,012,819    6.000%, due 05/01/16 Pool # 582558 ....................          1,062,735
   4,695,148    5.000%, due 12/01/17 Pool # 672243 ....................          4,783,392
   3,467,738    4.500%, due 10/01/18 Pool # 740730 ....................          3,465,766
   1,048,804    6.000%, due 05/01/21 Pool # 253847 ....................          1,093,902
     746,894    7.000%, due 11/01/31 Pool # 607515 ....................            792,539
     807,313    6.000%, due 02/01/32 Pool # 611619 ....................            836,822
     641,203    7.000%, due 05/01/32 Pool # 644591 ....................            680,388
   3,518,838    6.500%, due 06/01/32 Pool # 545691 ....................          3,693,608
   2,146,023    6.500%, due 06/01/32 Pool # 650513 ....................          2,252,610
   2,865,074    6.000%, due 05/01/33 Pool # 555521 ....................          2,968,907
   4,230,691    6.000%, due 08/01/33 Pool # 734849 ....................          4,383,677
   2,343,921    6.000%, due 08/01/33 Pool # 738061 ....................          2,428,680
   3,387,430    5.500%, due 10/01/33 Pool # 254904 ....................          3,439,708
  11,738,501    5.500%, due 11/01/33 Pool # 555880 ....................         11,919,658
   6,916,434    5.000%, due 05/01/34 Pool # 780890 ....................          6,852,338
                                                                            --------------
                                                                                50,654,730
                                                                            --------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.04%
   2,100,000    5.008%, due 12/16/25 Series 2004-43, Class C (G) ......          2,155,511
     447,389    7.500%, due 05/20/30 Pool # 002921 ....................            479,970
      44,650    7.500%, due 08/20/30 Pool # 002957 ....................             47,902
     699,125    6.500%, due 04/20/31 Pool # 003068 ....................            737,174
   4,200,000    6.000%, due 07/20/32 Series 2002-50, Class PE .........          4,347,018
                                                                            --------------
                                                                                 7,767,575
                                                                            --------------
                TOTAL MORTGAGE BACKED .................................         70,752,676
                (Cost $69,669,348)                                          --------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.80%

                FEDERAL FARM CREDIT BANK - 0.60%
   4,000,000    6.125%, due 12/29/15 ..................................          4,492,196
                                                                            --------------
                FEDERAL HOME LOAN MORTGAGE CORP. - 0.80%
   6,000,000    4.500%, due 01/15/14 ..................................          5,970,336
                                                                            --------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.51%
   4,750,000    4.000%, due 09/02/08 ..................................          4,817,550
     750,000    5.250%, due 08/01/12 ..................................            779,444
   2,900,000    4.125%, due 04/15/14 ..................................          2,793,532
   2,500,000    6.625%, due 11/15/30 ..................................          2,914,240
                                                                            --------------
                                                                                11,304,766
                                                                            --------------
                U.S. TREASURY BOND - 1.82%
  11,450,000    6.250%, due 05/15/30 ..................................         13,589,719
                                                                            --------------
                U.S. TREASURY NOTES - 8.07%
   4,200,000    1.500%, due 03/31/06 ..................................          4,145,203
  13,500,000    2.000%, due 05/15/06 ..................................         13,407,714
  12,000,000    4.375%, due 05/15/07 ..................................         12,478,596
  10,000,000    2.625%, due 05/15/08 ..................................          9,853,520
   2,680,000    3.250%, due 01/15/09 ..................................          2,681,257
   4,900,000    2.625%, due 03/15/09 ..................................          4,769,846
   5,240,000    5.000%, due 02/15/11 ..................................          5,633,613
   1,400,000    3.625%, due 05/15/13 ..................................          1,365,766
   1,500,000    4.250%, due 11/15/13 ..................................          1,519,336
   4,470,000    4.000%, due 02/15/14 ..................................          4,435,429
                                                                            --------------
                                                                                60,290,280
                                                                            --------------
                TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS ..........         95,647,297
                (Cost $94,373,924)                                          --------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
      BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)     19
--------------------------------------------------------------------------------

                                                                                Value
    Shares                                                                     (Note 1)
    ------                                                                     --------
INVESTMENT COMPANIES - 16.85%

           1    Nations Cash Reserves Fund ............................     $            1
           1    One Group Institutional Prime Money Market Fund .......                  1
  30,368,580    SSgA Prime Money Market Fund ..........................         30,368,580
  95,563,723    State Street Navigator Securities
                Lending Prime Portfolio (I) ...........................         95,563,723
                                                                            --------------
                TOTAL INVESTMENT COMPANIES ............................        125,932,305
                (Cost $125,932,305)                                         --------------
TOTAL INVESTMENTS - 112.38% ...........................................        839,884,378
(Cost $754,605,256**)                                                       --------------
NET OTHER ASSETS AND LIABILITIES - (12.38)% ...........................        (92,527,009)
                                                                            --------------
TOTAL NET ASSETS - 100.00% ............................................     $  747,357,369
                                                                            ==============

---------------------------
    *  Non-income producing.

   **  Aggregate cost for Federal tax purposes was $755,038,983.

  (C) Securities sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

  (D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.20% of total net assets.

  (G)  Floating rate or variable rate note.

  (I)  Represents collateral held in connection with securities lending.

  (M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below the stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

  ADR  American Depository Receipt.

  PLC  Public Limited Company.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
  20    GROWTH AND INCOME STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                Value
    Shares                                                                     (Note 1)
    ------                                                                     --------
COMMON STOCKS - 95.17%

                CONSUMER DISCRETIONARY - 10.12%
     275,295    Comcast Corp., Class A* ...............................     $    7,774,331
     548,900    Home Depot, Inc. ......................................         21,516,880
     883,000    McDonald's Corp. ......................................         24,750,490
     490,900    Target Corp. ..........................................         22,213,225
     697,600    Time Warner, Inc.* ....................................         11,259,264
     291,600    Viacom, Inc., Class B .................................          9,786,096
     683,700    Walt Disney Co. .......................................         15,417,435
                                                                            --------------
                                                                               112,717,721
                                                                            --------------
                CONSUMER STAPLES - 7.22%
     214,200    Altria Group, Inc. ....................................         10,075,968
     112,800    Coca-Cola Co. .........................................          4,517,640
     523,400    General Mills, Inc. ...................................         23,500,660
     180,900    Kimberly-Clark Corp. ..................................         11,684,331
     107,600    Procter & Gamble Co. ..................................          5,823,312
   1,086,200    Sara Lee Corp. ........................................         24,830,532
                                                                            --------------
                                                                                80,432,443
                                                                            --------------
                ENERGY - 12.43%
     167,100    Anadarko Petroleum Corp. ..............................         11,088,756
     128,600    Apache Corp. ..........................................          6,444,146
     290,780    BP PLC, ADR ...........................................         16,728,573
     387,946    ChevronTexaco Corp. ...................................         20,809,424
     192,300    ConocoPhillips ........................................         15,932,055
     119,000    Cooper Cameron Corp.* .................................          6,525,960
     199,000    Devon Energy Corp. ....................................         14,130,990
     637,100    Exxon Mobil Corp. .....................................         30,791,043
     133,800    Schlumberger, Ltd. ....................................          9,006,078
     197,346    Transocean, Inc.* .....................................          7,061,040
                                                                            --------------
                                                                               138,518,065
                                                                            --------------
                FINANCIALS - 24.87%
     585,026    Allstate Corp. ........................................         28,075,398
      75,000    American International Group, Inc. ....................          5,099,250
     787,342    Bank of America Corp. .................................         34,115,529
      30,000    Bear Stearns Cos., Inc. ...............................          2,885,100
          55    Berkshire Hathaway, Inc., Class A* ....................          4,765,750
     863,614    Citigroup, Inc. .......................................         38,102,650
     130,000    Fannie Mae ............................................          8,242,000
     577,288    J.P. Morgan Chase & Co. ...............................         22,935,652
     112,000    Marsh & McLennan Cos., Inc. ...........................          5,125,120
     380,600    Morgan Stanley ........................................         18,763,580
     373,100    National City Corp. ...................................         14,409,122
      73,000    Principal Financial Group, Inc. .......................          2,625,810
     590,000    Prudential Financial, Inc. ............................         27,753,600
     130,000    St. Paul Travelers Cos., Inc. .........................          4,297,800
     181,100    SunTrust Banks, Inc. ..................................         12,751,251
     192,800    U.S. Bancorp ..........................................          5,571,920
     432,100    Wachovia Corp. ........................................         20,287,095
     313,700    Wells Fargo & Co. .....................................         18,705,931
      35,000    XL Capital, Ltd. ......................................          2,589,650
                                                                            --------------
                                                                               277,102,208
                                                                            --------------
                HEALTH CARE - 7.39%
     542,500    Baxter International, Inc. ............................         17,446,800
     702,400    Bristol-Myers Squibb Co. ..............................         16,625,808
     390,850    GlaxoSmithKline PLC, ADR ..............................         17,091,870
     349,800    Merck & Co., Inc. .....................................         11,543,400
     282,700    Pfizer, Inc. ..........................................          8,650,620
     295,000    Wyeth .................................................         11,033,000
                                                                            --------------
                                                                                82,391,498
                                                                            --------------
                INDUSTRIALS - 11.00%
     326,800    Burlington Northern Santa Fe Corp. ....................         12,519,708
     340,700    Emerson Electric Co. ..................................         21,085,923
     515,000    General Electric Co. ..................................         17,293,700
     703,600    Honeywell International, Inc. .........................         25,231,096
      93,000    Masco Corp. ...........................................          3,211,290
     207,000    Textron, Inc. .........................................         13,303,890
     179,600    United Technologies Corp. .............................         16,771,048
     479,500    Waste Management, Inc. ................................         13,109,530
                                                                            --------------
                                                                               122,526,185
                                                                            --------------
                INFORMATION TECHNOLOGY - 9.92%
     307,000    Applied Materials, Inc.* ..............................          5,062,430
     258,800    Automatic Data Processing, Inc. .......................         10,693,616
     496,300    Computer Associates International, Inc.................         13,052,690
     289,900    Computer Sciences Corp.* ..............................         13,654,290
     555,400    EMC Corp.* ............................................          6,409,316
     716,435    Hewlett-Packard Co. ...................................         13,433,156
     356,000    Intel Corp. ...........................................          7,141,360
     210,400    International Business Machines Corp...................         18,039,696
     891,200    Motorola, Inc. ........................................         16,077,248
     330,400    Texas Instruments, Inc. ...............................          7,030,912
                                                                            --------------
                                                                               110,594,714
                                                                            --------------
                MATERIALS - 4.36%
      55,000    Air Products & Chemicals, Inc. ........................          2,990,900
     117,800    Alcan, Inc. ...........................................          5,630,840
     230,000    Alcoa, Inc. ...........................................          7,725,700
     428,000    E.I. du Pont de Nemours & Co. .........................         18,318,400
      87,000    PPG Industries, Inc. ..................................          5,331,360
     129,700    Weyerhaeuser Co. ......................................          8,622,456
                                                                            --------------
                                                                                48,619,656
                                                                            --------------
                TELECOMMUNICATION SERVICES - 4.77%
     329,900    ALLTEL Corp. ..........................................         18,114,809
     658,000    SBC Communications, Inc. ..............................         17,075,100
     148,500    Telefonos de Mexico S.A. de C.V., ADR .................          4,792,095
     334,435    Verizon Communications, Inc. ..........................         13,170,050
                                                                            --------------
                                                                                53,152,054
                                                                            --------------
                UTILITIES - 3.09%
     176,000    Ameren Corp. ..........................................          8,122,400
     198,300    Consolidated Edison, Inc. .............................          8,336,532
     115,400    FPL Group, Inc. .......................................          7,884,128
     238,000    Progress Energy, Inc. .................................         10,076,920
                                                                                34,419,980
                                                                            --------------
                TOTAL COMMON STOCKS ...................................      1,060,474,524
                (Cost $928,390,424)                                         --------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
          GROWTH AND INCOME STOCK FUND -- PORTFOLIO OF INVESTMENTS          21
                           (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

                                                                                Value
    Shares                                                                     (Note 1)
    ------                                                                     --------
INVESTMENT COMPANIES - 6.79%

           1    Nations Cash Reserves Fund ............................     $            1
           2    One Group Institutional Prime Money Market Fund .......                  2
  51,977,707    SSgA Prime Money Market Fund ..........................         51,977,707
  23,614,876    State Street Navigator Securities
                Lending Prime Portfolio (I) ...........................         23,614,876
                                                                            --------------
                TOTAL INVESTMENT COMPANIES ............................         75,592,586
                (Cost $75,592,586)                                          --------------
TOTAL INVESTMENTS - 101.96% ...........................................      1,136,067,110
(Cost $1,003,983,010**)                                                     --------------
NET OTHER ASSETS AND LIABILITIES - (1.96)% ............................        (21,806,086)
                                                                            --------------
TOTAL NET ASSETS - 100.00% ............................................     $1,114,261,024
                                                                            ==============

---------------------------
    *  Non-income producing.

   **  Aggregate cost for Federal tax purposes was $1,004,138,284.

  (I)  Represents collateral held in connection with securities lending.

  ADR  American Depository Receipt.

  PLC  Public Limited Company.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
  22  CAPITAL APPRECIATION STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                Value
    Shares                                                                     (Note 2)
    ------                                                                     --------
COMMON STOCKS - 95.49%

                CONSUMER DISCRETIONARY - 11.77%
     281,800    Brinker International, Inc.* ..........................     $    8,778,070
     210,100    Carnival Corp. ........................................          9,935,629
     285,400    Cox Communications, Inc., Class A* ....................          9,455,302
     139,700    Home Depot, Inc. ......................................          5,476,240
     246,800    Kohl's Corp.* .........................................         11,893,292
   1,138,800    Liberty Media Corp., Class A* .........................          9,930,336
      56,940    Liberty Media International, Inc.* ....................          1,899,632
      65,200    Target Corp. ..........................................          2,950,300
     308,900    Tiffany & Co. .........................................          9,495,586
     165,100    Viacom, Inc., Class B .................................          5,540,756
                                                                            --------------
                                                                                75,355,143
                                                                            --------------
                CONSUMER STAPLES - 9.96%
     290,700    Coca-Cola Co. .........................................         11,642,535
     242,800    CVS Corp. .............................................         10,229,164
     153,000    Estee Lauder Cos., Inc., Class A.......................          6,395,400
      66,200    General Mills, Inc. ...................................          2,972,380
     268,700    Kraft Foods, Inc., Class A.............................          8,523,164
     190,800    Procter & Gamble Co. ..................................         10,326,096
     257,700    Wal-Mart Stores, Inc. .................................         13,709,640
                                                                            --------------
                                                                                63,798,379
                                                                            --------------
                ENERGY - 9.81%
     188,770    Apache Corp. ..........................................          9,459,265
     141,400    ChevronTexaco Corp. ...................................          7,584,696
     191,500    ConocoPhillips ........................................         15,865,775
      87,400    Exxon Mobil Corp. .....................................          4,224,042
     133,800    Marathon Oil Corp. ....................................          5,523,264
     126,700    Noble Corp.* ..........................................          5,695,165
     210,900    Weatherford International, Ltd.* ......................         10,760,118
     114,500    XTO Energy, Inc. ......................................          3,718,960
                                                                            --------------
                                                                                62,831,285
                                                                            --------------
                FINANCIALS - 17.61%
     103,700    ACE, Ltd. .............................................          4,154,222
     197,000    American International Group, Inc. ....................         13,394,030
     341,600    Bank of America Corp. .................................         14,801,528
     227,100    Bank of New York Co., Inc. ............................          6,624,507
      43,300    Chubb Corp. ...........................................          3,043,124
     275,000    Citigroup, Inc. .......................................         12,133,000
     155,900    Freddie Mac ...........................................         10,170,916
      78,400    Goldman Sachs Group, Inc. .............................          7,310,016
     129,400    Marsh & McLennan Cos., Inc. ...........................          5,921,344
     175,400    MetLife, Inc. .........................................          6,779,210
     183,900    U.S. Bancorp ..........................................          5,314,710
      85,200    Wachovia Corp. ........................................          4,000,140
     198,500    Wells Fargo & Co. .....................................         11,836,555
      60,800    XL Capital, Ltd. ......................................          4,498,592
      46,500    Zions Bancorporation ..................................          2,838,360
                                                                            --------------
                                                                               112,820,254
                                                                            --------------
                HEALTH CARE - 12.17%
     345,700    Abbott Laboratories ...................................         14,643,852
     527,600    Applera Corp. - Applied Biosystems Group                         9,955,812
     177,700    Boston Scientific Corp.* ..............................          7,060,021
      69,800    Genzyme Corp.* ........................................          3,797,818
      34,570    Hospira, Inc.* ........................................          1,057,842
     458,300    IMS Health, Inc. ......................................         10,962,536
     137,500    MedImmune, Inc.* ......................................          3,258,750
      66,100    Merck & Co., Inc. .....................................          2,181,300
     654,702    Pfizer, Inc. ..........................................         20,033,881
     262,100    Schering-Plough Corp. .................................          4,995,626
                                                                            --------------
                                                                                77,947,438
                                                                            --------------
                INDUSTRIALS - 11.42%
      91,000    CSX Corp. .............................................          3,021,200
     293,000    Dover Corp. ...........................................         11,388,910
     142,000    FedEx Corp. ...........................................         12,167,980
      72,700    General Dynamics Corp. ................................          7,422,670
     406,400    General Electric Co. ..................................         13,646,912
     135,000    Honeywell International, Inc. .........................          4,841,100
     102,000    Illinois Tool Works, Inc. .............................          9,503,340
     235,000    Masco Corp. ...........................................          8,114,550
     111,000    Waste Management, Inc. ................................          3,034,740
                                                                            --------------
                                                                                73,141,402
                                                                            --------------
                INFORMATION TECHNOLOGY - 15.88%
     839,300    ADC Telecommunications, Inc.* .........................          1,519,133
     351,100    Altera Corp.* .........................................          6,871,027
     206,500    Autodesk, Inc. ........................................         10,042,095
     561,300    Cadence Design Systems, Inc.* .........................          7,319,352
     291,600    Celestica, Inc.* ......................................          3,703,320
     265,600    Cisco Systems, Inc.* ..................................          4,807,360
     215,500    Dell, Inc.* ...........................................          7,671,800
     478,400    EMC Corp.* ............................................          5,520,736
     160,965    First Data Corp. ......................................          7,001,978
     140,000    Hewlett-Packard Co. ...................................          2,625,000
     138,700    KLA-Tencor Corp.* .....................................          5,753,276
     396,000    Micron Technology, Inc.* ..............................          4,763,880
     590,600    Microsoft Corp. .......................................         16,330,090
      92,800    Novellus Systems, Inc.* ...............................          2,467,552
     618,100    PeopleSoft, Inc.* .....................................         12,269,285
     106,754    Skyworks Solutions, Inc.* .............................          1,014,163
     113,489    VERITAS Software Corp.* ...............................          2,020,104
                                                                            --------------
                                                                               101,700,151
                                                                            --------------
                MATERIALS - 2.38%
     190,400    Praxair, Inc. .........................................          8,137,696
     164,800    Rohm and Haas Co. .....................................          7,081,456
                                                                            --------------
                                                                                15,219,152
                                                                            --------------
                TELECOMMUNICATION SERVICES - 2.87%
     126,000    BellSouth Corp. ........................................         3,417,120
     217,300    CenturyTel, Inc. .......................................         7,440,352
     290,000    SBC Communications, Inc. ...............................         7,525,500
                                                                            --------------
                                                                                18,382,972
                                                                            --------------
                UTILITIES - 1.62%
     151,900    FPLGroup, Inc. .........................................        10,377,808
                                                                            --------------

                TOTAL COMMON STOCKS ....................................       611,573,984
                (Cost $525,353,797)                                         --------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
        CAPITAL APPRECIATION STOCK FUND -- PORTFOLIO OF INVESTMENTS         23
                           (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

                                                                                 Value
  Par Value                                                                     (Note 1)
  ---------                                                                     --------
CERTIFICATE OF DEPOSIT - 1.66%

 $10,649,922    State Street Eurodollar ...............................     $   10,649,922
                                                                            --------------
                TOTAL CERTIFICATE OF DEPOSIT ..........................         10,649,922
                (Cost $10,649,922)                                          --------------

    Shares
    ------
INVESTMENT COMPANIES - 6.00%

           1    One Group Institutional Prime Money
                Market Fund ...........................................                  1
  28,743,249    SSgAPrime Money Market Fund ...........................         28,743,249
   9,654,036    State Street Navigator Securities
                Lending Prime Portfolio (I) ...........................          9,654,036
                                                                            --------------

                TOTAL INVESTMENT COMPANIES ............................         38,397,286
                (Cost $38,397,286)                                          --------------
TOTAL INVESTMENTS - 103.15% ...........................................        660,621,192
(Cost $574,401,005**)                                                       --------------
NET OTHER ASSETS AND LIABILITIES - (3.15)%.............................        (20,165,018)
                                                                            --------------
TOTAL NET ASSETS - 100.00% ............................................     $  640,456,174
                                                                            ==============

------------------------
       *    Non-income producing.

      **    Aggregate cost for Federal tax purposes was $574,507,326.

     (I)    Represents collateral held in connection with securities lending.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
  24         MID-CAP STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                Value
    Shares                                                                     (Note 1)
    ------                                                                     --------
COMMON STOCKS - 96.16%

                CONSUMER DISCRETIONARY - 14.51%
      72,700    Abercrombie & Fitch Co., Class A ......................     $    2,290,050
      17,100    ADVO, Inc. ............................................            529,074
     113,100    Belo Corp., Class A ...................................          2,549,274
      19,500    Cato Corp. ............................................            433,875
       8,950    CEC Entertainment, Inc.* ..............................            328,913
       8,100    Courier Corp. .........................................            337,608
      80,200    Darden Restaurants, Inc. ..............................          1,870,264
      82,600    Ethan Allen Interiors, Inc. ...........................          2,870,350
      14,300    Gildan Activewear, Inc.* ..............................            403,260
      41,925    Hibbett Sporting Goods, Inc.* .........................            859,043
      98,500    Interpublic Group of Companies, Inc.* .................          1,043,115
      37,500    Interstate Hotels & Resorts, Inc.* ....................            151,875
      48,300    Jones Apparel Group, Inc. .............................          1,729,140
      60,000    Linens 'N Things, Inc.* ...............................          1,390,200
       6,400    Meritage Corp.* .......................................            503,040
      14,800    Modine Manufacturing Co. ..............................            445,628
     125,100    Newell Rubbermaid, Inc. ...............................          2,507,004
      30,100    O'Reilly Automotive, Inc.* ............................          1,152,529
      30,400    Outback Steakhouse, Inc. ..............................          1,262,512
      20,800    Shoe Carnival, Inc.* ..................................            245,232
      20,100    Sonic Corp.* ..........................................            515,163
      28,300    Spartan Motors, Inc. ..................................            397,332
      11,400    Stage Stores, Inc.* ...................................            390,108
      83,500    Talbots, Inc. .........................................          2,069,965
      25,000    WCI Communities, Inc.* ................................            582,500
      21,700    Yankee Candle Co., Inc.* ..............................            628,432
                                                                            --------------
                                                                                27,485,486
                                                                            --------------
                CONSUMER STAPLES - 4.55%
      29,100    Casey's General Stores, Inc. ..........................            540,969
      18,100    Clorox Co. ............................................            964,730
     152,400    Hain Celestial Group, Inc.* ...........................          2,694,432
      16,300    John B. Sanfilippo & Son, Inc.* .......................            427,060
      77,700    McCormick & Co., Inc. .................................          2,668,218
      30,300    NBTY, Inc.* ...........................................            653,268
      14,900    Universal Corp. .......................................            665,136
                                                                            --------------
                                                                                 8,613,813
                                                                            --------------
                ENERGY - 8.72%
      17,300    Amerada Hess Corp. ....................................          1,539,700
      39,100    BJ Services Co. .......................................          2,049,231
      16,200    Encore Aquisition Co.* ................................            558,900
      64,800    ENSCO International, Inc. .............................          2,117,016
      49,800    Forest Oil Corp.* .....................................          1,499,976
      39,900    Magnum Hunter Resources, Inc.* ........................            460,446
      31,500    Marathon Oil Corp. ....................................          1,300,320
      51,500    Pioneer Natural Resources Co. .........................          1,775,720
      32,900    Plains Exploration and Production Co.* ................            784,994
      45,900    Smith International, Inc.* ............................          2,787,507
      16,300    Valero Energy Corp. ...................................          1,307,423
      16,400    Vintage Petroleum, Inc. ...............................            329,148
                                                                            --------------
                                                                                16,510,381
                                                                            --------------
                FINANCIALS - 23.73%
      17,800    1st Source Corp. ......................................            456,392
      25,400    Acadia Realty Trust ...................................            374,650
      10,700    Alexandria Real Estate Equities, Inc. .................            703,204
      19,700    American Capital Strategies, Ltd. .....................            617,398
      47,576    Associated Banc-Corp. .................................          1,525,762
      38,300    Assured Guaranty, Ltd. ................................            638,078
      39,300    Bear Stearns Cos., Inc. ...............................          3,779,481
       8,700    Century Bancorp, Inc., Class A.........................            276,225
      69,800    Colonial BancGroup, Inc. ..............................          1,427,410
      27,300    Compass Bancshares, Inc. ..............................          1,196,286
      14,400    Delphi Financial Group, Inc., Class A .................            578,448
       7,700    Financial Federal Corp.* ..............................            288,596
      23,400    First Horizon National Corp. ..........................          1,014,624
      12,200    First Midwest Bancorp, Inc. ...........................            421,632
      50,300    FirstMerit Corp. ......................................          1,323,142
      13,500    Getty Realty Corp. ....................................            353,970
      69,800    Hibernia Corp., Class A................................          1,843,418
      18,100    IPC Holdings, Ltd. ....................................            687,981
      46,000    Jefferson-Pilot Corp. .................................          2,284,360
      16,300    Laurentian Bank Of Canada .............................            336,242
      11,400    M&TBank Corp. .........................................          1,090,980
      11,700    Maguire Properties, Inc. ..............................            284,427
      55,800    Marshall & Ilsley Corp. ...............................          2,248,740
      24,900    National Commerce Financial Corp. .....................            851,829
      37,400    NewAlliance Bancshares, Inc. ..........................            536,690
      27,000    PartnerRe, Ltd. .......................................          1,476,630
      25,200    Platinum Underwriters Holdings, Ltd. (Bermuda) ........            737,856
      72,300    Principal Financial Group, Inc. .......................          2,600,631
      37,000    Protective Life Corp. .................................          1,454,470
      23,100    PS Business Parks, Inc. ...............................            920,535
      35,000    Radian Group, Inc. ....................................          1,618,050
      15,400    RAITInvestment Trust ..................................            421,190
      29,100    Reinsurance Group of America, Inc. ....................          1,198,920
      52,400    SAFECO Corp. ..........................................          2,392,060
      19,000    Scottish Re Group Ltd. ................................            402,230
      21,400    Sky Financial Group, Inc. .............................            535,000
      25,800    SLGreen Realty Corp. ..................................          1,336,698
      40,200    TCF Financial Corp. ...................................          1,217,658
      26,900    Torchmark Corp. .......................................          1,430,542
      51,900    Universal American Financial Corp.* ...................            671,067
      14,100    Ventas, Inc. ..........................................            365,472
      17,100    Zions Bancorporation ..................................          1,043,784
                                                                            --------------
                                                                                44,962,758
                                                                            --------------
                HEALTH CARE - 5.35%
      16,300    AMERIGROUPCorp.* ......................................            916,875
      21,000    AmSurg Corp.* .........................................            444,780
      52,600    Becton, Dickinson and Co. .............................          2,719,420
       8,950    CorVel Corp.* .........................................            265,636
      36,512    Fisher Scientific International, Inc.* ................          2,129,745
      38,800    IDEXX Laboratories, Inc.* .............................          1,968,712
      37,500    Omnicare, Inc. ........................................          1,063,500
      20,600    PolyMedica Corp. ......................................            634,480
                                                                            --------------
                                                                                10,143,148
                                                                            --------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
   MID-CAP STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)   25
--------------------------------------------------------------------------------

                                                                                Value
    Shares                                                                     (Note 1)
    ------                                                                     --------
                INDUSTRIALS - 15.22%
      18,000    Acuity Brands, Inc. ...................................     $      427,860
      23,900    AirTran Holdings, Inc.* ...............................            238,044
      19,200    Albany International Corp., Class A ...................            572,352
      33,000    Avery Dennison Corp. ..................................          2,170,740
      10,500    Carlisle Cos., Inc. ...................................            671,265
      54,000    CSX Corp. .............................................          1,792,800
      12,800    Curtiss-Wright Corp., Class B .........................            692,480
      25,500    Deswell Industries, Inc. (Hong Kong) ..................            502,350
      35,025    Genesee & Wyoming, Inc.* ..............................            886,833
      28,000    Ingersoll-Rand Co., Class A ...........................          1,903,160
      29,500    Kadant, Inc.* .........................................            541,620
      60,000    Manpower, Inc. ........................................          2,669,400
      50,300    Mueller Industries, Inc. ..............................          2,160,385
      36,000    Parker-Hannifin Corp. .................................          2,118,960
      25,600    Quixote Corp. .........................................            493,568
      44,800    R. R. Donnelley & Sons Co. ............................          1,403,136
      89,800    Republic Services, Inc., Class A ......................          2,672,448
      10,300    Simpson Manufacturing Co., Inc. .......................            650,960
      40,000    Teleflex, Inc. ........................................          1,700,000
      33,500    United Stationers, Inc.* ..............................          1,453,900
      17,400    USF Corp. .............................................            624,486
      32,000    W.W. Grainger, Inc. ...................................          1,844,800
      16,550    Werner Enterprises, Inc. ..............................            319,580
      27,500    Wolverine Tube, Inc.* .................................            317,625
                                                                            --------------
                                                                                28,828,752
                                                                            --------------
                INFORMATION TECHNOLOGY - 8.63%
      35,800    Affiliated Computer Services, Inc., Class A* ..........          1,992,986
      79,900    Andrew Corp.* .........................................            977,976
      56,800    Arrow Electronics, Inc.* ..............................          1,282,544
     164,300    Atmel Corp.* ..........................................            594,766
      30,500    ATMI, Inc.* ...........................................            624,640
      33,125    Belden CDT, Inc. ......................................            722,125
      11,400    Black Box Corp. .......................................            421,230
      67,500    Convergys Corp.* ......................................            906,525
      30,400    DuPont Photomasks, Inc.* ..............................            518,016
      24,700    Eletronics For Imaging, Inc.* .........................            401,128
       7,100    Intergraph Corp.* .....................................            192,907
      64,900    Intersil Corp., Class A ...............................          1,033,857
      83,600    LSI Logic Corp.* ......................................            360,316
      17,600    MAXIMUS, Inc.* ........................................            507,056
      82,500    McDATACorp., Class B* .................................            387,750
      23,200    Molex, Inc. ...........................................            691,824
       1,600    Nam Tai Electronics, Inc. .............................             34,160
      59,100    PeopleSoft, Inc.* .....................................          1,173,135
      30,100    Pericom Semiconductor Corp.* ..........................            290,766
      48,700    Reynolds and Reynolds Co., Class A.....................          1,201,429
      49,700    SunGard Data Systems, Inc.* ...........................          1,181,369
      18,700    Technitrol, Inc.* .....................................            364,650
      16,100    Varian Semiconductor Equipment
                Associates, Inc.* .....................................            497,490
                                                                            --------------
                                                                                16,358,645
                                                                            --------------
                MATERIALS - 7.28%
       8,000    Aber Diamond Corp.* ...................................            276,800
      61,500    Air Products & Chemicals, Inc. ........................          3,344,370
      12,300    AptarGroup, Inc. ......................................            540,831
      39,000    Bowater, Inc. .........................................          1,489,410
       7,200    Florida Rock Industries, Inc. .........................            352,728
      69,400    Martin Marietta Materials, Inc. .......................          3,141,738
      71,997    MeadWestvaco Corp. ....................................          2,296,704
      31,100    Meridian Gold, Inc.* ..................................            519,992
      23,000    PPG Industries, Inc. ..................................          1,409,440
      19,200    Sensient Technologies Corp. ...........................            415,488
                                                                            --------------
                                                                                13,787,501
                                                                            --------------
                TELECOMMUNICATION SERVICES - 1.00%
      55,100    CenturyTel, Inc. ......................................          1,886,624
                                                                            --------------

                UTILITIES - 7.17%
      95,800    Alliant Energy Corp. ..................................          2,383,504
      48,000    Ameren Corp. ..........................................          2,215,200
      12,500    Black Hills Corp. .....................................            347,250
      57,200    Constellation Energy Group, Inc. ......................          2,278,848
      11,000    New Jersey Resources Corp. ............................            455,400
     110,000    Pepco Holdings, Inc. ..................................          2,189,000
      40,950    PNM Resources, Inc. ...................................            921,785
      16,900    Weststar Energy, Inc. .................................            341,380
      15,000    WGLHoldings, Inc. .....................................            423,900
      63,800    Wisconsin Energy Corp. ................................          2,035,220
                                                                            --------------
                                                                                13,591,487
                                                                            --------------
                TOTAL COMMON STOCKS ...................................        182,168,595
                (Cost $154,157,297)                                         --------------

INVESTMENT COMPANIES - 15.16%
   7,181,689    SSgAPrime Money Market Fund............................          7,181,689
  21,548,415    State Street Navigator Securities
                Lending Prime Portfolio (I) ...........................         21,548,415
                                                                            --------------

                TOTAL INVESTMENT COMPANIES                                      28,730,104
                (Cost $28,730,104)                                          --------------
TOTAL INVESTMENTS - 111.32% ...........................................        210,898,699
(Cost $182,887,401**)                                                       --------------
NET OTHER ASSETS AND LIABILITIES - (11.32)%                                    (21,453,402)
                                                                            --------------
TOTAL NET ASSETS - 100.00% ............................................     $  189,445,297
                                                                            ==============

------------------------
       *    Non-income producing.

      **    Aggregate cost for Federal tax purposes was $182,844,226.

     (I)    Represents collateral held in connection with securities lending.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
  26    MULTI-CAP GROWTH STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                Value
    Shares                                                                     (Note 1)
    ------                                                                     --------
COMMON STOCKS - 96.47%

                CONSUMER DISCRETIONARY - 3.92%
      22,040    A.C. Moore Arts & Crafts, Inc.* .......................     $      545,049
      57,200    Accenture, Ltd., Class A* .............................          1,547,260
      34,000    Education Management Corp.* ...........................            905,760
      17,200    Helen Of Troy, Ltd.* ..................................            468,184
      24,960    Landry's Restaurants, Inc. ............................            681,159
     118,760    Lions Gate Entertainment Corp.* .......................          1,033,212
      42,400    Michaels Stores, Inc. .................................          2,510,504
      18,200    Pixar* ................................................          1,435,980
     281,900    Sirius Satellite Radio, Inc.* .........................            902,080
      77,060    TiVo, Inc.* ...........................................            510,137
      32,800    Williams-Sonoma, Inc.* ................................          1,231,640
                                                                            --------------
                                                                                11,770,965
                                                                            --------------
                CONSUMER SERVICES - 14.28%
     191,620    Apollo Group, Inc., Class A* ..........................         14,059,160
      32,620    DiamondCluster International, Inc., Class A* ..........            397,964
      33,400    Lennar Corp., Class A .................................          1,589,840
      62,340    MPS Group, Inc.* ......................................            524,279
     114,690    Omnicom Group, Inc. ...................................          8,379,251
     219,570    Research In Motion, Ltd.* .............................         16,761,974
     181,520    Service Corp. International* ..........................          1,127,239
                                                                            --------------
                                                                                42,839,707
                                                                            --------------
                CONSUMER STAPLES - 1.34%
      74,570    Gillette Co. ..........................................          3,112,552
      44,690    Jackson Hewitt Tax Service, Inc. ......................            904,078
                                                                            --------------
                                                                                 4,016,630
                                                                            --------------
                ENERGY - 3.00%
      32,190    Arch Coal, Inc. .......................................          1,142,423
      18,900    Cabot Oil & Gas Corp. .................................            848,610
      31,100    EOG Resources, Inc. ...................................          2,047,935
      42,340    Petro-Canada ..........................................          2,199,563
      30,410    Whiting Petroleum Corp.* ..............................            924,464
      56,175    XTO Energy, Inc. ......................................          1,824,564
                                                                            --------------
                                                                                 8,987,559
                                                                            --------------
                FINANCIALS - 10.78%
      11,330    Affiliated Managers Group, Inc.* ......................            606,608
      10,900    Arch Capital Group, Ltd.* .............................            424,446
     137,334    Citigroup, Inc. .......................................          6,059,176
     412,680    Countrywide Financial Corp. ...........................         16,255,465
      27,260    Fannie Mae ............................................          1,728,284
      65,990    Freddie Mac ...........................................          4,305,188
      28,820    IndyMac Bancorp, Inc. .................................          1,043,284
      24,900    Legg Mason, Inc. ......................................          1,326,423
      42,900    U.S.I. Holdings Corp.* ................................            585,585
                                                                            --------------
                                                                                32,334,459
                                                                            --------------
                HEALTH CARE - 18.10%
      56,690    Abbott Laboratories ...................................          2,401,388
      26,880    Abgenix, Inc.* ........................................            265,037
     233,550    AstraZeneca PLC, ADR ..................................          9,605,912
      51,130    Cardinal Health, Inc. .................................          2,237,960
      26,500    Cephalon, Inc.* .......................................          1,269,350
     154,230    Eli Lilly & Co. .......................................          9,261,512
      58,760    Forest Laboratories, Inc.* ............................          2,643,025
     208,170    Guidant Corp. .........................................         13,747,547
      35,400    Medco Health Solutions, Inc.* .........................          1,093,860
      30,500    Medicines Co.* ........................................            736,270
     137,130    Medtronic, Inc. .......................................          7,117,047
     168,400    Millennium Pharmaceuticals, Inc.* .....................          2,308,764
      25,530    NPS Pharmaceuticals, Inc.* ............................            556,043
      13,460    Symbion, Inc.* ........................................            216,773
      28,500    Watson Pharmaceuticals, Inc.* .........................            839,610
                                                                            --------------
                                                                                54,300,098
                                                                            --------------
                INDUSTRIALS - 4.85%
      67,680    Fleetwood Enterprises, Inc.* ..........................          1,027,382
      22,140    General Dynamics Corp. ................................          2,260,494
     151,140    General Electric Co. ..................................          5,075,281
      59,890    GrafTech International, Ltd.* .........................            835,466
      30,600    PACCAR, Inc. ..........................................          2,115,072
      19,800    Parker-Hannifin Corp. .................................          1,165,428
      55,600    Rockwell Collins, Inc. ................................          2,064,984
                                                                            --------------
                                                                                14,544,107
                                                                            --------------
                INFORMATION TECHNOLOGY - 32.89%
      35,900    Acxiom Corp. ..........................................            852,266
     122,550    Aeroflex, Inc.* .......................................          1,295,354
      73,500    Amdocs, Ltd.* .........................................          1,604,505
     195,030    Analog Devices, Inc. ..................................          7,563,263
      27,100    CDW Corp. .............................................          1,572,613
     313,850    Cisco Systems, Inc.* ..................................          5,680,685
     501,830    Corning, Inc.* ........................................          5,560,276
     293,080    Dell, Inc.* ...........................................         10,433,648
     114,750    eBay, Inc.* ...........................................         10,550,115
     291,730    EMC Corp.* ............................................          3,366,564
     259,070    First Data Corp. ......................................         11,269,545
      15,500    Intuit, Inc.* .........................................            703,700
     183,070    MEMC Electronic Materials, Inc.* ......................          1,552,434
     271,450    Microsoft Corp. .......................................          7,505,593
      26,280    Navigant Consulting, Inc.* ............................            577,109
      42,430    NAVTEQ Corp.* .........................................          1,512,205
      97,000    Network Appliance, Inc.* ..............................          2,231,000
      13,620    Plantronics, Inc. .....................................            588,929
      48,120    Polycom, Inc.* ........................................            953,738
      82,740    Sapient Corp.* ........................................            631,306
      32,760    Serena Software, Inc.* ................................            548,075
      28,400    Symantec Corp.* .......................................          1,558,592
      33,000    VeriSign, Inc.* .......................................            656,040
     181,790    Xilinx, Inc. ..........................................          4,908,330
     442,210    Yahoo!, Inc.* .........................................         14,995,341
                                                                            --------------
                                                                                98,671,226
                                                                            --------------
                TECHNOLOGY - 4.17%
      50,100    Cognizant Technology Solutions Corp.* .................          1,528,551
     200,790    Electronic Arts, Inc.* ................................          9,234,332
     119,100    Tellabs, Inc.* ........................................          1,094,529
      33,030    THQ, Inc.* ............................................            642,764
                                                                            --------------
                                                                                12,500,176
                                                                            --------------


              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
          MULTI-CAP GROWTH STOCK FUND -- PORTFOLIO OF INVESTMENTS           27
                          (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                Value
    Shares                                                                     (Note 1)
    ------                                                                     --------
                TELECOMMUNICATIONS - 2.26%
     160,480    American Tower Corp., Class A* ........................     $    2,463,368
     163,070    Crown Castle International Corp.* .....................          2,426,482
      79,800    Nextel Communications, Inc., Class A* .................          1,902,432
                                                                            --------------
                                                                                 6,792,282
                                                                            --------------
                TRANSPORTATION - 0.88%
      19,930    Arkansas Best Corp. ...................................            729,836
      58,490    Sirva, Inc.* ..........................................          1,339,421
      12,230    Yellow Roadway Corp.* .................................            573,465
                                                                            --------------
                                                                                 2,642,722
                                                                            --------------

                TOTAL COMMON STOCKS ...................................        289,399,931
                (Cost $247,571,143)                                         --------------

INVESTMENT COMPANIES - 10.48%
  11,515,555    SSgAPrime Money Market Fund............................         11,515,555
  19,943,502    State Street Navigator Securities
                Lending Prime Portfolio (I) ...........................         19,943,502
                                                                            --------------

                TOTAL INVESTMENT COMPANIES ............................         31,459,057
                (Cost $31,459,058)                                          --------------
TOTAL INVESTMENTS - 106.95% ...........................................        320,858,988
(Cost $279,030,201**)                                                       --------------
NET OTHER ASSETS AND LIABILITIES - (6.95)% ............................        (20,863,491)
                                                                            --------------
TOTAL NET ASSETS - 100.00% ............................................     $  299,995,497
                                                                            ==============

---------------------------
    *  Non-income producing.

   **  Aggregate cost for Federal tax purposes was $279,425,972.

  (I)  Represents collateral held in connection with securities lending.

  ADR  American Depository Receipt.

  PLC  Public Limited Company.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
  28       GLOBAL SECURITIES FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                Value
    Shares                                                                     (Note 1)
    ------                                                                     --------
COMMON STOCKS - 91.73%

                AUSTRALIA - 0.47%
       7,411    Australia and New Zealand Bank Group, Ltd. ............     $      102,088
       1,960    Leighton Holdings, Ltd. ...............................             13,599
                                                                            --------------
                                                                                   115,687
                                                                            --------------
                BERMUDA - 1.05%
       4,437    ACE, Ltd. .............................................            177,746
       1,100    Everest Re Group, Ltd. ................................             81,763
                                                                            --------------
                                                                                   259,509
                                                                            --------------
                BRAZIL - 1.23%
       5,083    Companhia de Bebidas das Americas, ADR ................            113,859
       7,180    Embraer Aircraft Corp., ADR ...........................            189,552
           1    Tele Norte Leste Participacoes S.A. ...................                  7
                                                                            --------------
                                                                                   303,418
                                                                            --------------
                CANADA - 2.34%
       3,160    Encana Corp. ..........................................            145,731
       9,500    Husky Energy, Inc. ....................................            231,183
       4,547    Manulife Financial Corp. ..............................            199,094
                                                                            --------------
                                                                                   576,008
                                                                            --------------
                FRANCE - 6.87%
       9,350    Alcatel S.A.* .........................................            109,254
       1,640    Carrefour S.A. ........................................             77,121
       1,580    Essilor International S.A. ............................            101,532
       8,132    France Telecom S.A. ...................................            202,564
       4,490    JC Decaux S.A.* .......................................            102,031
       5,950    Sanofi-Aventis ........................................            431,483
       2,540    Societe Generale ......................................            224,726
       3,120    Societe Television Francaise ..........................             88,488
       1,550    Technip S.A. ..........................................            250,213
         520    Total S.A., Series B ..................................            105,896
                                                                            --------------
                                                                                 1,693,308
                                                                            --------------
                GERMANY - 2.47%
       1,972    Allianz AG Holdings NPV ...............................            198,568
       3,104    MLPAG .................................................             49,876
       1,515    SAPAG .................................................            235,344
       1,690    Siemens AG ............................................            124,256
                                                                            --------------
                                                                                   608,044
                                                                            --------------
                HONG KONG - 1.73%
      72,200    Hong Kong and China Gas Co., Ltd. .....................            135,640
      13,000    Hutchison Whampoa, Ltd. ...............................            101,691
      42,216    Television Broadcasts, Ltd. ...........................            188,394
                                                                            --------------
                                                                                   425,725
                                                                            --------------
                INDIA - 2.86%
       2,880    GAIL(India) Ltd. ......................................             11,974
      48,200    Hindustan Lever, Ltd. .................................            131,765
      10,525    ICICI Bank, Ltd., ADR .................................            145,245
       6,656    Infosys Technologies, Ltd. ............................            245,876
       1,670    Oil & Natural Gas Corp., Ltd. .........................             27,241
      42,900    Zee Telefilms, Ltd. ...................................            142,143
                                                                            --------------
                                                                                   704,244
                                                                            --------------
                IRELAND - 0.50%
       6,600    Anglo Irish Bank Corp. PLC ............................            121,950
                                                                            --------------
                ISRAEL - 0.33%
       3,100    Teva Pharmaceutical Industries, Ltd., ADR .............             80,445
                                                                            --------------
                ITALY - 0.44%
       4,800    Eni SpA ...............................................            107,526
                                                                            --------------
                JAPAN - 7.96%
       3,000    7-Eleven Japan Co., Ltd. ..............................             85,757
       2,000    Canon, Inc. ...........................................             94,015
       6,800    Chugai Pharmaceutical Co., Ltd. .......................             98,055
       4,300    Credit Saison Co., Ltd. ...............................            132,284
       4,000    JGC Corp. .............................................             40,691
          77    KDDI Corp. ............................................            373,837
         500    Keyence Corp. .........................................            105,177
       2,000    Murata Manufacturing Co., Ltd. ........................             96,193
      10,371    Nikon Corp. ...........................................             97,691
      54,000    Resona Holdings, Inc.* ................................             81,347
       7,000    Sharp Corp. ...........................................             96,302
      11,000    Shionogi & Co., Ltd. ..................................            157,621
       7,000    Shiseido Co., Ltd. ....................................             86,075
       5,900    Toyota Motor Corp. ....................................            225,945
       3,000    Trend Micro, Inc. .....................................            129,044
           7    Yahoo Japan Corp (H)* .................................             30,873
           7    Yahoo Japan Corp.* ....................................             31,127
                                                                            --------------
                                                                                 1,962,034
                                                                            --------------
                MEXICO - 1.59%
      25,500    Fomento Economico Mexicano, S.A. de C.V.                           112,651
      35,400    Grupo Modelo, S.A. de C.V. ............................             86,122
       3,673    Grupo Televisa, S.A. de C.V., ADR .....................            193,677
                                                                            --------------
                                                                                   392,450
                                                                            --------------
                NETHERLANDS - 2.02%
      10,100    ABN AMRO Holding N.V. .................................            229,387
      14,779    Aegon N.V. ............................................            159,294
       6,482    Wolters Kluwer CVA.....................................            109,064
                                                                            --------------
                                                                                   497,745
                                                                            --------------
                NORWAY - 0.46%
      12,600    Tandberg ASA ..........................................            113,717
                                                                            --------------
                PORTUGAL - 0.14%
      12,200    Electricidade de Portugal S.A. ........................             35,601
                                                                            --------------
                SINGAPORE - 0.60%
      52,659    Singapore Press Holdings, Ltd. ........................            148,199
                                                                            --------------
                SOUTH KOREA - 1.77%
       3,030    Hyundai Heavy Industries Co., Ltd. ....................             81,572
         560    Samsung Electronics Co., Ltd. .........................            222,735
       6,800    SK Telecom Co., Ltd., ADR .............................            132,260
                                                                            --------------
                                                                                   436,567
                                                                            --------------
                SPAIN - 0.41%
      12,867    Amadeus Global Travel Distribution S.A. ...............            101,777
                                                                            --------------
                SWEDEN - 4.06%
      17,500    Hennes & Mauritz AB ...................................            481,508
     167,700    Telefonaktiebolaget LM Ericsson* ......................            520,107
                                                                            --------------
                                                                                 1,001,615
                                                                            --------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
 GLOBAL SECURITIES FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED) 29
--------------------------------------------------------------------------------

                                                                                Value
    Shares                                                                     (Note 1)
    ------                                                                     --------
                SWITZERLAND - 1.84%
       3,592    Novartis AG ...........................................     $      167,612
       2,754    Roche Holding AG ......................................            284,840
                                                                            --------------
                                                                                   452,452
                                                                            --------------
                TAIWAN - 0.71%
      24,642    Taiwan Semiconductor Manufacturing Co., Ltd., ADR .....            175,944
                                                                            --------------
                UNITED KINGDOM - 14.60%
       8,214    3I Group PLC ..........................................             82,574
       2,400    AstraZeneca PLC .......................................             98,375
       9,041    Boots Group PLC .......................................            105,041
       3,588    BPPLC, ADR ............................................            206,418
      29,253    Cadbury Schweppes PLC .................................            224,991
       3,530    Diageo PLC ............................................             44,079
      80,170    Dixons Group PLC ......................................            247,730
      15,735    HSBC Holdings PLC .....................................            250,208
      17,490    Pearson PLC ...........................................            187,061
      17,890    Reckitt Benckiser PLC .................................            438,365
      12,724    Reed Elsevier PLC .....................................            111,679
      16,327    Royal Bank of Scotland Group PLC ......................            471,569
      15,470    Smith & Nephew PLC ....................................            142,220
       5,320    The Peninsular & Oriental Steam Navigation Co. ........             25,321
     365,360    Vodafone Group PLC ....................................            874,426
       9,630    WPP Group PLC .........................................             89,664
                                                                            --------------
                                                                                 3,599,721
                                                                            --------------
                UNITED STATES - 35.28%
      17,000    Advanced Micro Devices, Inc.* .........................            221,000
       3,700    Affymetrix, Inc.* .....................................            113,627
       1,200    Altera Corp.* .........................................             23,484
       2,500    Amazon.com, Inc.* .....................................            102,150
       3,770    American Express Co. ..................................            194,004
       4,050    Amgen, Inc.* ..........................................            229,554
       4,500    Applera Corp. - Applied Biosystems Group ..............             84,915
      12,600    BEA Systems, Inc.* ....................................             87,066
          65    Berkshire Hathaway, Inc., Class B* ....................            186,615
       2,500    Boeing Co. ............................................            129,050
       2,900    Burlington Resources, Inc. ............................            118,320
       7,871    Cadence Design Systems, Inc.* .........................            102,638
       7,900    Charles Schwab Corp. ..................................             72,601
       4,216    ChevronTexaco Corp. ...................................            226,146
      11,300    Circuit City Stores, Inc. .............................            173,342
       8,200    Cisco Systems, Inc.* ..................................            148,420
       1,770    Citigroup, Inc. .......................................             78,093
       1,500    Coach, Inc.* ..........................................             63,630
         800    Commerce Bancorp, Inc. ................................             44,160
      11,000    Corning, Inc.* ........................................            121,880
         704    Electronic Arts, Inc.* ................................             32,377
       1,400    Eli Lilly & Co. .......................................             84,070
       1,400    Express Scripts, Inc., Class A* .......................             91,476
       4,700    Gap, Inc. .............................................             87,890
       2,300    Genentech, Inc.* ......................................            120,566
       2,200    Genzyme Corp.* ........................................            119,702
       6,260    Gilead Sciences, Inc.* ................................            233,999
       4,600    Gillette Co. ..........................................            192,004
       8,000    GlobalSantaFe Corp. ...................................            245,200
       2,700    Human Genome Sciences, Inc.* ..........................             29,457
       4,800    IMS Health, Inc. ......................................            114,816
       2,773    International Business Machines Corp. .................            237,757
       5,100    International Game Technology .........................            183,345
      11,030    J.P. Morgan Chase & Co. ...............................            438,222
      40,000    JDS Uniphase Corp.* ...................................            134,800
       3,900    Juniper Networks, Inc.* ...............................             92,040
       2,100    Lockheed Martin Corp. .................................            117,138
       8,600    MBNA Corp. ............................................            216,720
       2,500    Millennium Pharmaceuticals, Inc.* .....................             34,275
       9,900    National Semiconductor Corp.* .........................            153,351
         600    Nektar Therapeutics* ..................................              8,688
       2,202    Nektar Therapeutics (C)(K)(L)* ........................             25,508
       1,800    Northern Trust Corp. ..................................             73,440
       2,300    Northrop Grumman Corp. ................................            122,659
      16,200    Novell, Inc.* .........................................            102,222
       5,860    Pfizer, Inc. ..........................................            179,316
       6,300    QUALCOMM, Inc. ........................................            245,952
       2,400    Quest Diagnostics, Inc. ...............................            211,728
       2,800    RadioShack Corp. ......................................             80,192
       5,200    Raytheon Co. ..........................................            197,496
       3,600    Red Hat, Inc.* ........................................             44,064
       7,000    Schering-Plough Corp. .................................            133,420
       2,850    Scientific-Atlanta, Inc. ..............................             73,872
         700    Silicon Laboratories, Inc.* ...........................             23,163
     215,066    Sirius Satellite Radio, Inc.* .........................            688,211
       3,000    Starbucks Corp.* ......................................            136,380
      31,200    Sun Microsystems, Inc.* ...............................            126,048
       2,800    Symantec Corp.* .......................................            153,664
       8,100    Transocean, Inc.* .....................................            289,818
       2,800    VERITAS Software Corp.* ...............................             49,840
       5,319    Wachovia Corp. ........................................            249,727
                                                                            --------------
                                                                                 8,695,308
                                                                            --------------
                TOTAL COMMON STOCKS ...................................         22,608,994
                (Cost $19,844,168)                                          --------------

PREFERRED STOCKS - 1.17%
                BRAZIL - 0.64%
      11,946    Tele Norte Leste Participacoes S.A. ...................            157,313
                                                                            --------------
                GERMANY - 0.53%
         201    Porsche AG ............................................            130,579
                                                                            --------------
                TOTAL PREFERRED STOCKS ................................            287,892
                (Cost $265,814)                                             --------------

   Par Value
   ---------
CORPORATE NOTES AND BONDS - 0.02%

                INDIA - 0.02%
    $181,800    Hindustan Lever (F)
                9.000%, due 01/01/05 ..................................              3,996
                                                                            --------------
                TOTAL CORPORATE NOTES AND BONDS .......................              3,996
                (Cost $3,908)                                               --------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
  30             GLOBAL SECURITIES FUND -- PORTFOLIO OF INVESTMENTS
                              (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                Value
  Par Value                                                                    (Note 1)
  ---------                                                                    --------
CERTIFICATE OFDEPOSIT- 1.91%

    $471,714    State Street Eurodollar   .............................     $      471,714
                                                                            --------------
                TOTAL CERTIFICATE OF DEPOSIT ..........................            471,714
                (Cost $471,714)                                             --------------

      SHARES
      ------
INVESTMENT COMPANIES - 7.74%

                UNITED STATES - 7.74%
   1,099,860    SSgA Prime Money Market Fund ..........................          1,099,860
     809,130    State Street Navigator Securities
                Lending Prime Portfolio (I) ...........................            809,130
                                                                            --------------
                TOTAL INVESTMENT COMPANIES ............................          1,908,990
                (COST $1,908,990)                                           --------------
TOTAL INVESTMENTS - 102.57% ...........................................         25,281,586
(Cost $22,494,594**)                                                        --------------
NET OTHER ASSETS AND LIABILITIES - (2.57)% ............................           (633,483)
                                                                            --------------
TOTAL NET ASSETS - 100.00% ............................................     $   24,648,103
                                                                            ==============

-------------------
    *  Non-income producing.

   **  Aggregate cost for Federal tax purposes was $22,862,204.

  (C) Securities sold within the terms of a private placement memorandum exempt from registration under section 144 Aof the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

  (F) Notes and bonds denominated in foreign currencies and converted to U.S. dollars at period end exchange rates. The aggregate of these securities is 0.02% of total net assets.

  (I)  Represents collateral held in connection with securities lending.

  (K)  Represents private placement security (see note 2).

  (L) Security valued at fair value using methods determined in good faith by and under the general supervision of the Board of Trustees (see note 1).

  ADR  American Depository Receipt.

  PLC  Public Limited Company.

OTHER INFORMATION:
Industry Concentration as a Percentage of Net Assets                       % of Net Assets
                                                                           ---------------
         Drugs & Health Care ....................................                 11.8%
         Telecommunications .....................................                  9.3%
         Banks ..................................................                  7.4%
         Net Other Assets less Liabilities ......................                  7.0%
         Financial Services .....................................                  6.6%
         Oil & Gas ..............................................                  5.8%
         Retail .................................................                  5.8%
         Computer Software/Services .............................                  5.0%
         Computers & Business Equipment .........................                  5.0%
         Insurance ..............................................                  4.1%
         Communication Services .................................                  3.6%
         Cosmetics & Toiletries .................................                  3.5%
         Aerospace ..............................................                  3.1%
         Electronics ............................................                  3.0%
         Food & Beverages .......................................                  2.4%
         Publishing .............................................                  2.3%
         Exploration/Drilling ...................................                  2.2%
         Telephone ..............................................                  2.1%
         Media-TV/Radio/Cable ...................................                  1.7%
         Automobiles ............................................                  1.4%
         Medical Services .......................................                  0.9%
         Advertising ............................................                  0.8%
         Entertainment ..........................................                  0.7%
         Semiconductors .........................................                  0.7%
         Gas & Pipeline Utilities ...............................                  0.6%
         Medical Products/Supplies ..............................                  0.6%
         Bio/Specialty Pharmacy .................................                  0.5%
         Hotels & Restaurants ...................................                  0.5%
         Manufacturing ..........................................                  0.5%
         Commercial/Consumer Services ...........................                  0.4%
         Shipbuilding ...........................................                  0.3%
         Construction Materials .................................                  0.2%
         Electric Utilities .....................................                  0.1%
         Trucking & Freight Forwarding...........................                  0.1%
                                                                        ---------------
                                                                                 100.0%
                                                                        ===============

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
      INTERNATIONAL STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)      31
--------------------------------------------------------------------------------

                                                                                Value
    Shares                                                                     (Note 1)
    ------                                                                     --------
COMMON STOCKS - 94.69%

                ARGENTINA - 0.17%
       2,578    Tenaris S.A., ADR .....................................     $      117,531
                                                                            --------------
                AUSTRALIA - 0.63%
      29,000    James Hardie Industries N.V. ..........................            120,979
      40,228    John Fairfax Holdings, Ltd. ...........................            108,091
      73,633    Macquarie Infrastructure Group ........................            199,449
                                                                            --------------
                                                                                   428,519
                                                                            --------------
                AUSTRIA - 0.28%
       4,560    Erste Bank der Oesterreichischen Sparkassen AG                     189,690
                                                                            --------------
                BELGIUM - 0.14%
       2,900    Ackermans & van Haaren N.V. ...........................             78,143
       1,118    Solvus S.A.* ..........................................             17,798
         218    Solvus S.A. Strip VVPR (L)* ...........................                  3
                                                                            --------------
                                                                                    95,944
                                                                            --------------
                BRAZIL - 1.99%
       3,720    Brasil de Distribuicao Pao de Acucar, ADR .............             74,363
       2,400    Brasil Telecom Participacoes S.A., ADR ................             77,760
       5,020    Companhia de Bebidas das Americas, ADR ................            112,448
      11,100    Companhia de Concessoes Rodoviarias ...................            143,069
      15,450    Companhia Vale do Rio Doce, ADR* ......................            347,161
      35,500    Copel, ADR ............................................            126,735
       4,000    Embraer Aircraft Corp., ADR ...........................            105,600
       6,200    Petroleo Brasileiro, S.A., ADR ........................            218,550
      13,200    Souza Cruz S.A. .......................................            143,035
                                                                            --------------
                                                                                 1,348,721
                                                                            --------------
                CHILE - 0.25%
       6,250    AFPProvida S.A., ADR ..................................            166,375
                                                                            --------------

                CHINA - 0.54%
       9,800    China Mobile HK, Ltd., ADR ............................            149,940
       2,390    CNOOC, Ltd., ADR ......................................            125,714
     136,000    People's Food Holdings, Ltd. ..........................             93,668
                                                                            --------------
                                                                                   369,322
                                                                            --------------
                CROATIA - 0.21%
       9,500    Pliva d.d., GDR (C) ...................................            144,907
                                                                            --------------
                CZECH REPUBLIC - 0.14%
       7,000    Cesky Telecom A.S. ....................................             93,076
                                                                            --------------
                EGYPT - 0.68%
      49,100    Commercial International Bank of Egypt ................            241,917
       5,670    MobiNil - Egyptian Mobile Services ....................            100,032
       4,270    Orascom Construction Industries .......................             92,454
         954    Orascom Telecom Holding S.A.E.* .......................             29,071
                                                                            --------------
                                                                                   463,474
                                                                            --------------
                FINLAND - 3.77%
       4,000    Amer Group, Ltd. ......................................            188,746
     116,300    Nokia Oyj .............................................          1,600,124
      13,200    Sampo Oyj .............................................            145,881
      34,500    Stora Enso Oyj ........................................            466,103
       3,000    TietoEnator Oyj .......................................             86,873
       3,000    Vaisala Oyj ...........................................             72,270
                                                                            --------------
                                                                                 2,559,997
                                                                            --------------
                FRANCE - 7.50%
       3,600    Carbone Lorraine S.A.* ................................            139,697
      16,150    Carrefour S.A. ........................................            759,455
      38,163    Credit Agricole S.A. ..................................          1,040,660
       4,500    Euronext N.V. .........................................            128,018
       6,970    Lagardere S.C.A. ......................................            432,231
       4,000    Neopost S.A. ..........................................            256,794
      14,364    Sanofi-Aventis ........................................          1,041,651
       6,330    Total S.A., Series B ..................................          1,289,086
                                                                            --------------
                                                                                 5,087,592
                                                                            --------------
                GERMANY - 8.23%
      12,400    BASF AG ...............................................            730,621
      60,600    Deutsche Telekom AG* .................................           1,124,236
      12,600    E. On AG ..............................................            929,376
       2,100    Fielmann AG ...........................................            125,429
      10,500    MG Technologies AG* ...................................            129,341
       9,100    Muenchener Ruckversicherungs-Gesellschaft AG ..........            876,422
       1,000    PUMA AG ...............................................            267,870
       8,700    Schering AG ...........................................            549,344
       9,700    Siemens AG ............................................            713,183
       5,000    Techem AG* ............................................            137,524
                                                                            --------------
                                                                                 5,583,346
                                                                            --------------
                GREECE - 0.28%
       9,740    OPAP S.A. .............................................            186,983
                                                                            --------------

                HONG KONG - 0.89%
      51,145    Esprit Asia Holdings, Ltd. ............................            261,690
     288,000    Pacific Basin Shipping, Ltd.* .........................            123,723
     262,000    Texwinca Holdings, Ltd. ...............................            221,746
                                                                            --------------
                                                                                   607,159
                                                                            --------------
                HUNGARY - 0.37%
       1,300    Gedeon Richter Rt. ....................................            156,004
       2,000    MOL Magyar Olaj-es Gazipari Rt. .......................             97,763
                                                                            --------------
                                                                                   253,767
                                                                            --------------
                INDIA - 1.33%
       8,200    Hero Honda Motors, Ltd. ...............................             80,034
       6,100    Hindalco Industries, Ltd., (C) ........................            178,730
      35,000    Hindustan Lever, Ltd. .................................             95,680
       8,970    Reliance Industries, Ltd., GDR (C) ....................            202,098
      23,400    Satyam Computer Services, Ltd. ........................            192,442
       7,500    State Bank of India, GDR (C) ..........................            152,674
                                                                            --------------
                                                                                   901,658
                                                                            --------------
                INDONESIA - 0.73%
     437,500    HM Sampoerna Tbk PT   .................................            291,507
      11,500    Telekomunikasi Indonesia Tbk PT, ADR ..................            203,435
                                                                            --------------
                                                                                   494,942
                                                                            --------------
                IRELAND - 3.30%
      26,048    Allied Irish Banks PLC ................................            436,189
      11,414    Anglo Irish Bank Corp. PLC ............................            209,057
      55,100    Bank of Ireland .......................................            741,936
      27,368    CRH PLC ...............................................            653,377
      10,800    DCC PLC ...............................................            197,811
                                                                            --------------
                                                                                 2,238,370
                                                                            --------------
                ISRAEL - 0.17%
      41,100    Bank Hapoalim, Ltd. ...................................            113,667
                                                                            --------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
  32            INTERNATIONAL STOCK FUND -- PORTFOLIO OF INVESTMENTS
                              (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                Value
    Shares                                                                     (Note 1)
    ------                                                                     --------
                ITALY - 2.27%
       3,500    Davide Campari-Milano SpA .............................     $      176,018
      47,700    Eni SpA ...............................................          1,068,536
     125,200    Terna SpA* ............................................            297,720
                                                                            --------------
                                                                                 1,542,274
                                                                            --------------
                JAPAN - 12.77%
       6,100    ACOM Co., Ltd. ........................................            377,531
         800    Aiful Corp. ...........................................             78,479
       4,100    Credit Saison Co., Ltd. ...............................            126,131
       5,000    Daito Trust Construction Co., Ltd. ....................            202,369
          81    East Japan Railway Co. ................................            418,985
      11,700    Fanuc, Ltd. ...........................................            615,817
      10,000    Hisamitsu Pharmaceutical Co., Inc. ....................            179,228
       7,300    JSR Corp. .............................................            117,918
       9,900    Leopalace21 Corp. .....................................            182,826
      46,000    Mitsubishi Estate Co., Ltd. ...........................            480,058
       7,400    NEC Electronics Corp. .................................            378,075
      83,500    Nissan Motor Co., Ltd. ................................            909,297
      67,000    Nomura Holdings, Inc. .................................            860,338
         316    NTT DoCoMo, Inc. ......................................            536,249
       4,000    Rinnai Corp. ..........................................            121,966
       3,500    Sammy Corp. ...........................................            171,514
      19,000    Sanyo Shokai, Ltd. ....................................            113,281
       3,000    Secom Techno Service Co., Ltd. ........................            102,364
      16,400    Shin-Etsu Chemical Co., Ltd. ..........................            589,355
      65,000    Sumitomo Trust & Banking Co., Ltd. ....................            384,591
      23,000    Suruga Bank, Ltd. .....................................            163,846
       9,000    Takeda Pharmaceutical Co., Ltd. .......................            408,367
     187,000    Tokyo Gas Co., Ltd. ...................................            663,524
       9,000    Uniden Corp. ..........................................            189,074
       2,050    USS Co., Ltd. .........................................            154,594
       2,800    Yamada Denki Co., Ltd. ................................             96,556
          26    Yoshinoya D&C Co., Ltd. ...............................             40,347
                                                                            --------------
                                                                                 8,662,680
                                                                            --------------
                MEXICO - 1.21%
      47,300    America Telecom, S.A. de C.V., Series A* ..............            102,194
       2,260    Fomento Economico Mexicano S.A. de C.V., ADR ..........             99,847
       2,550    Grupo Televisa, S.A. de C.V., ADR .....................            134,461
      29,800    Kimberly-Clark de Mexico, S.A. de C.V., Class A .......             87,495
       8,960    Telefonos de Mexico S.A. de C.V., ADR .................            289,139
      28,800    Urbi Desarrollos Urbanos S.A. de C.V.* ................            105,477
                                                                            --------------
                                                                                   818,613
                                                                            --------------
                NETHERLANDS - 5.76%
       4,586    Boskalis Westminster N.V. .............................            121,581
       2,948    Fugro N.V. ............................................            229,708
      12,958    Heineken N.V. .........................................            390,036
       5,518    Hunter Douglas N.V. ...................................            253,455
       2,262    IHC Caland N.V. .......................................            117,072
       4,400    Imtech N.V. ...........................................            116,377
      35,500    Philips Electronics N.V. ..............................            812,875
      32,200    Royal Dutch Petroleum Co. .............................          1,658,151
       6,000    Telegraaf Holdings MIJ N.V. ...........................            135,599
       3,675    United Services Group N.V. ............................             72,467
                                                                            --------------
                                                                                 3,907,321
                                                                            --------------
                NORWAY - 1.65%
      49,700    Den Norske Bank ASA ...................................            393,173
       8,500    Ekornes ASA ...........................................            181,524
      38,200    Statoil ASA ...........................................            547,644
                                                                            --------------
                                                                                 1,122,341
                                                                            --------------
                PERU - 0.14%
       6,900    Credicorp, Ltd. .......................................             96,876
                                                                            --------------
                PHILIPPINES - 0.15%
       4,100    Philippine Long Distance Telephone Co., ADR* ..........            102,664
                                                                            --------------
                RUSSIA - 0.31%
       1,010    LUKOIL, ADR ...........................................            125,240
       5,380    Wimm-Bill-Dann Foods OJSC, ADR* .......................             82,045
                                                                            --------------
                                                                                   207,285
                                                                            --------------
                SINGAPORE - 0.85%
      69,000    Overseas Chinese Banking Corp., Ltd. ..................            573,549
                                                                            --------------
                SOUTH AFRICA - 2.27%
      12,550    ABSAGroup, Ltd. .......................................            126,169
       4,400    Edgars Consolidated Stores, Ltd. ......................            128,429
      11,200    Harmony Gold Mining Co., Ltd., ADR ....................            152,544
       2,150    Impala Platinum Holdings, Ltd. ........................            172,319
      24,500    Kumba Resources, Ltd. .................................            148,502
      97,700    Old Mutual PLC ........................................            202,003
      56,000    Sanlam, Ltd. ..........................................             94,782
      10,840    Sappi, Ltd. ...........................................            153,171
       9,290    Sasol, Ltd. ...........................................            172,874
     126,622    Steinhoff International Holdings, Ltd. ................            190,651
                                                                            --------------
                                                                                 1,541,444
                                                                            --------------
                SOUTH KOREA - 3.82%
       6,100    Daewoo Shipbuilding & Marine Engineering
                Co., Ltd., GDR (C) ....................................            174,643
       1,350    Hite Brewery Co., Ltd. ................................             99,184
       2,900    Hyundai Motor Co. .....................................            133,730
      10,501    Kookmin Bank* .........................................            332,402
      11,300    KTCorp., ADR ..........................................            204,191
       3,300    LG Chem, Ltd. .........................................            125,237
       1,600    LG Electronics, Inc. ..................................             91,984
       4,700    LG Household & Health Care, Ltd. ......................            125,714
       7,600    LG.Philips LCD Co., Ltd., ADR* ........................            115,140
       5,900    POSCO, ADR ............................................            223,315
       2,400    Samsung Electronics Co., Ltd., GDR (C) ................            475,200
       2,080    Samsung Fire & Marine Insurance Co., Ltd. .............            119,760
       1,100    Samsung SDI Co., Ltd. .................................            108,424
         900    SK Telecom Co., Ltd. ..................................            137,169
       6,400    SK Telecom Co., Ltd., ADR .............................            124,480
                                                                            --------------
                                                                                 2,590,573
                                                                            --------------
                SPAIN - 2.43%
      13,700    Abengoa, S.A. .........................................            126,569
       4,400    Aldeasa, S.A. .........................................            135,226
      21,000    Altadis, S.A. .........................................            714,503
       2,500    Antena 3 de Television S.A.* ..........................            148,762
      13,552    Corporacion Mapfre S.A. ...............................            159,026
       2,400    Gestevision Telecinco S.A.* ...........................             43,392
      13,500    Indra Sistemas, S.A. ..................................            179,706
       8,500    Prosegur, CIAde Seguridad S.A. ........................            139,958
                                                                            --------------
                                                                                 1,647,142
                                                                            --------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
            INTERNATIONAL STOCK FUND -- PORTFOLIO OF INVESTMENTS
                          (UNAUDITED) (CONTINUED)                          33
--------------------------------------------------------------------------------

                                                                                Value
    Shares                                                                     (Note 1)
    ------                                                                     --------
                SWEDEN - 1.28%
       9,400    Alfa Laval AB .........................................     $      136,737
       2,600    Autoliv, Inc., SDR ....................................            103,829
       9,580    Elekta AB* ............................................            232,696
      11,000    Getinge AB ............................................            133,594
      24,900    Swedish Match AB ......................................            263,112
                                                                            --------------
                                                                                   869,968
                                                                            --------------
                SWITZERLAND - 4.24%
      15,600    Compagnie Financiere Richemont AG .....................            432,135
      30,030    Credit Suisse Group* ..................................            959,467
         230    Edipresse S.A. ........................................            117,098
         100    Geberit AG ............................................             77,771
      14,900    Swiss Reinsurance Co. .................................            858,340
       6,100    UBS AG ................................................            429,898
                                                                            --------------
                                                                                 2,874,709
                                                                            --------------
                TAIWAN - 1.26%
      62,624    Advantech Co., Ltd. ...................................            128,086
     101,542    Chinatrust Financial Holding Co., Ltd. ................            109,371
      18,750    Compal Electronics, Inc., GDR .........................             93,750
     141,000    Fubon Group Co., Ltd. .................................            129,464
      59,315    Hon Hai Precision Industry Co., Ltd. ..................            204,234
     151,000    Taiwan Semiconductor Manufacturing Co., Ltd.                       192,416
                                                                            --------------
                                                                                   857,321
                                                                            --------------
                THAILAND - 0.18%
     125,500    Delta Electronics (Thailand) Public Co., Ltd.                       57,522
     107,400    Thai Union Frozen Products Public Co.,
                Ltd. - Foreign ........................................             66,785
                                                                            --------------
                                                                                   124,307
                                                                            --------------
                TURKEY - 0.20%
  29,516,500    Akbank T.A.S. .........................................            133,497
                                                                            --------------

                UNITED KINGDOM - 22.04%
     102,300    Barclays PLC ..........................................            981,201
      69,100    BPPLC .................................................            659,640
      78,200    BRiTInsurance Holdings PLC ............................            102,601
      13,100    Bunzl PLC .............................................             98,681
      53,600    Cadbury Schweppes PLC .................................            412,250
       9,200    Carpetright PLC .......................................            175,150
      22,300    Cattles PLC ...........................................            133,277
      17,568    Collins Stewart Tullett PLC ...........................            127,171
    196,600     Cookson Group PLC* ....................................            106,736
      72,400    Diageo PLC ............................................            904,053
       9,400    Emap PLC ..............................................            128,094
      13,000    Enterprise Inns PLC ...................................            134,099
      74,600    GlaxoSmithKline PLC ...................................          1,607,893
      23,000    Halfords Group PLC* ...................................            121,539
     100,002    HSBC Holdings PLC .....................................          1,587,138
      25,140    Imperial Tobacco Group PLC ............................            547,770
      17,000    Intertek Group PLC ....................................            184,589
       2,300    John Wood Group PLC ...................................              5,754
      64,380    Kesa Electricals PLC ..................................            329,719
      95,700    Kidde PLC .............................................            213,887
       7,376    Man Group PLC .........................................            158,712
      32,600    Marks and Spencer Group PLC ...........................            202,357
      12,300    Northgate PLC .........................................            155,815
      79,400    Prudential PLC ........................................            647,324
      99,923    Regus Group PLC* ......................................            125,225
     129,200    Rentokil Initial PLC ..................................            351,889
      15,900    Rio Tinto PLC .........................................            427,585
      42,600    Royal Bank of Scotland Group PLC ......................          1,230,407
       3,150    Signet Group PLC, ADR .................................            195,899
      16,200    Smiths Group PLC ......................................            217,533
      13,200    Trinity Mirror PLC ....................................            157,183
      55,200    Unilever PLC ..........................................            449,280
     729,800    Vodafone Group PLC ....................................          1,746,650
      18,400    William Hill PLC ......................................            177,647
      20,700    Wimpey George PLC .....................................            150,592
                                                                            --------------
                                                                                14,955,340
                                                                            --------------
                VENEZUELA - 0.26%
       7,831    Compania Anonima Nacional Telefonos de
                Venezuela, ADR ........................................            176,432
                                                                            --------------
                TOTAL COMMON STOCKS ...................................         64,249,376
                (Cost $55,891,527)                                          --------------
PREFERRED STOCKS - 1.22%

                BRAZIL - 0.85%
     467,000    Caemi Mineracao e Metalurgica S.A.* ...................           294,019
       8,020    Telemar Norte Leste S.A. ..............................           141,661
       9,100    Usinas Siderurgicas de Minas Gerais S.A. ..............           141,004
                                                                           --------------
                                                                                  576,684
                                                                           --------------
                GERMANY - 0.37%
         380    Porsche AG ............................................           246,866
                                                                           --------------
                TOTAL PREFERRED STOCKS ................................           823,550
                (Cost $479,609)                                            --------------

WARRANTS AND RIGHTS - 0.00%

                JAPAN - 0.00%
         120    Belluna Co., Ltd. (L)* ................................                 -
                                                                           --------------
                TOTAL WARRANTS AND RIGHTS .............................                 -
                (Cost $113)                                                --------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
  34            INTERNATIONAL STOCK FUND -- PORTFOLIO OF INVESTMENTS
                              (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                Value
    Shares                                                                     (Note 1)
    ------                                                                     --------
INVESTMENT COMPANY- 2.97%

                UNITED STATES - 2.97%
   2,017,577    SSgA Prime Money Market Fund ..........................     $    2,017,577
                                                                            --------------
                TOTAL INVESTMENT COMPANY ..............................          2,017,577
                (Cost $2,017,577)                                           --------------
TOTAL INVESTMENTS - 98.88% ............................................         67,090,503
                (Cost $58,388,826**)                                        --------------
NET OTHER ASSETS AND LIABILITIES - 1.12% ..............................            759,718
                                                                            --------------
TOTAL NET ASSETS - 100.00% ............................................     $   67,850,221
                                                                            ==============

-------------------------------
    *  Non-income producing.
   **  Aggregate cost for Federal tax purposes was $58,621,077.
  (C) Security sold within the terms of a private placement memorandum exempt from registration under section 144 Aof the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
  (L) Security valued at fair value using methods determined in good faith by and under the general supervision of the Board of Trustees (see note 1).
  ADR  American Depository Receipt.
  GDR  German Depository Receipt.
  PLC  Public Limited Company.
  SDR  Swedish Depository Receipt

OTHER INFORMATION:
Industry Concentration as a Percentage of Net Assets                       % of Net Assets
                                                                           ---------------
         Banks ........................................................           16.0%
         Oil & Gas ....................................................            9.9%
         Telecommunications ...........................................            6.9%
         Drugs & Health Care ..........................................            6.6%
         Communication Services .......................................            5.2%
         Insurance ....................................................            4.7%
         Food & Beverages .............................................            4.2%
         Net Other Assets less Liabilities ............................            4.1%
         Financial Services ...........................................            4.0%
         Retail .......................................................            3.8%
         Mining .......................................................            3.1%
         Tobacco ......................................................            2.9%
         Chemicals ....................................................            2.4%
         Household Appliances & Home Furnishings ......................            2.3%
         Manufacturing ................................................            2.3%
         Automobiles ..................................................            2.0%
         Electric Utilities ...........................................            2.0%
         Electronics ..................................................            1.8%
         Computers & Business Equipment ...............................            1.6%
         Business Services ............................................            1.4%
         Industrial Machinery .........................................            1.3%
         Real Estate ..................................................            1.3%
         Construction & Mining Equipment ..............................            1.2%
         Conglomerates ................................................            1.1%
         Leisure Time .................................................            1.1%
         Apparel & Textiles ...........................................            0.9%
         Railroads & Equipment ........................................            0.8%
         Forest Products ..............................................            0.7%
         Building Construction ........................................            0.6%
         Publishing ...................................................            0.6%
         Computer Software/Services ...................................            0.5%
         Paper ........................................................            0.4%
         Auto Parts ...................................................            0.3%
         Shipbuilding .................................................            0.3%
         Aerospace ....................................................            0.2%
         Cable ........................................................            0.2%
         Commercial/Consumer Services .................................            0.2%
         Electrical Equipment .........................................            0.2%
         Household Products ...........................................            0.2%
         Hotels & Restaurants .........................................            0.2%
         Transportation ...............................................            0.2%
         Broadcasting .................................................            0.1%
         Cosmetics & Toiletries .......................................            0.1%
         Retail-Specialty .............................................            0.1%
                                                                                 -----
                                                                                 100.0%
                                                                                 =====

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------
                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
               NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)               35
--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

    Portfolio Valuation

    Securities and other investments are valued as follows: Equity securities listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP")). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices (where only bid price and asked price is quoted, or the spread between bid and asked prices is substantial, quotations for a several-day period are used to establish value) and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to the market.

    Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial future contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust's Securities Valuation Committee shall estimate fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.

    The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard
    Time) Reuters spot rate. All other securities for which either quotations are not readily available, no other sales have occurred, or do not, in MEMBERS Capital Advisors' opinion, reflect the current market value are appraised at their fair values as determined in good faith by and under the general supervision of the Board of Trustees.

    Additionally, a fund's investments will be valued at fair value if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the Fund's share price is calculated. Significant events include, but are not limited to the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Security Valuation Committee would determine the fair value of affected securities considering the factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs; and alternative market quotes on the affected securities.

    Security Transactions and Investment Income

    Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method which is the same method used for federal income tax purposes. Interest income is recorded on the accrual basis, and for fixed income securities, includes discounts and premiums. Dividend income is recorded on ex-dividend date.

    Repurchase Agreements

    Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities.

--------------------------------------------------------------------------------
QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
  36         NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

    The Fund has established procedures providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian and that the collateral must be marked to market daily to ensure that the repurchase agreements are fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities or lack of access to income during this period and the expense of enforcing it rights.

    Foreign Currency Transactions

    The books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

    (1) market value of investment securities, assets and liabilities at the current rate of exchange; and

    (2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

    The High Income, Mid-Cap Stock, Multi-Cap Growth Stock, Global Securities and International Stock Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

    The funds do not isolate the portion of gains and losses on investments in equity securities that are due to changes in the foreign exchange rates from that which are due to changes in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

    Forward Foreign Currency Exchange Contracts

    The High Income, Mid-Cap Stock, Multi-Cap Growth Stock, Global Securities and International Stock Funds may each purchase or sell forward foreign currency exchange contracts for defensive or hedging purposes when the fund's Investment Advisor or Subadvisor anticipates that the foreign currency will appreciate or depreciate in value. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily, and the funds' net assets, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, are included in the Portfolio of Investments. The funds realize a gain or a loss at the time the forward foreign currency exchange contracts are closed out or are offset by a matching contract. At the period ended September 30, 2004, only the High Income Fund had open forward foreign currency exchange contracts, which are presented in the funds' Portfolio of Investments.

    If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or liquid high grade debt securities in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

    Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the fund to cover its purchase or sale commitments, if any, at the current market price. A fund will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counter party is considered to be investment grade by the fund's Investment Advisor or Subadvisor.

    Futures Contracts

    The funds (other than Money Market) may purchase and sell futures contracts and purchase and write options on futures contracts. The funds will engage in futures contracts or related options transactions only for bona fide hedging purposes. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the underlying security. When a fund enters into a futures contract, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

--------------------------------------------------------------------------------
                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
         NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)         37
--------------------------------------------------------------------------------

    Delayed Delivery Securities

    Each fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often more than a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. For the period ended September 30, 2004, the High Income Fund had entered into such transactions, the market value of which is identified in the Fund's Portfolio of Investments.

(2) RESTRICTED SECURITIES

    Each fund may invest in restricted securities. A restricted security is one that is originally issued in a private placement rather than a public offering and has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933 (the "1933 Act"). If and when such securities are registered, the costs of registering such securities are paid by the issuer. At the period ended September 30, 2004, only the Global Securities Fund held restricted securities which are presented in the fund's Portfolio of Investments. The original cost and fair market value of the restricted security held is as follows:

                          ACQUISITION    ACQUISITION      FAIR     VALUE AS % OF
                             DATE            COST        VALUE       NET ASSETS
                          -----------    -----------   --------    -------------
GLOBAL SECURITIES FUND

Nektar Therapeutics         3/25/04        $23,299      $25,508         0.10%

(3) FOREIGN SECURITIES

    Each fund may invest in foreign securities, although only the High Income Fund, Mid-Cap Stock Fund, Multi-Cap Growth Stock Fund, Global Securities Fund and International Stock Fund anticipate having significant investments in such securities. The Global Securities Fund, International Stock Fund, High Income Fund, Mid-Cap Stock Fund and Multi-Cap Growth Stock Fund may invest 100%, 100%, 25%, 25% and 25%, respectively, of their assets in foreign securities. No fund will concentrate its investments in a particular foreign country.

    Foreign securities means securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S. ("Foreign Issuers"), (2) issued by foreign governments or their agencies or instrumentalities (also "Foreign Issuers") (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency ("Non-Dollar" Securities). Foreign securities include ADRs, EDRs, GDRs and foreign money market securities.

    Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes on economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and, at times, more volatile than securities of comparable U.S. companies and U.S. securities markets.

(4) SECURITIES LENDING

    The funds, excluding the Money Market Fund, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At September 30, 2004, cash collateral received for funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. The value of all collateral is included within the Portfolio of Investments.

--------------------------------------------------------------------------------
QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
  38         NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

    The value of securities on loan at September 30, 2004 is as follows:

FUND                                                 VALUE OF SECURITIES ON LOAN
----                                                 ---------------------------
Bond                                                         $131,162,991
High Income                                                    21,079,470
Balanced                                                       93,544,859
Growth and Income Stock                                        23,079,135
Capital Appreciation Stock                                      9,288,125
Mid-Cap Stock                                                  21,003,869
Multi-Cap Growth Stock                                         19,353,948
Global Securities                                                 772,621

    The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

(5) TAX INFORMATION

    At September 30, 2004, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

                               APPRECIATION       DEPRECIATION           NET
                               ------------       ------------      ------------
Bond                           $ 12,685,775       $  1,735,906      $ 10,949,869
High Income                       4,014,457          1,294,456         2,720,001
Balanced                        107,309,727         22,464,332        84,845,395
Growth and Income Stock         184,837,246         52,908,420       131,928,826
Capital Appreciation Stock      125,751,535         39,637,669        86,113,866
Mid-Cap Stock                    36,732,395          8,677,922        28,054,473
Multi-Cap Growth Stock           49,858,756          8,425,740        41,433,016
Global Securities                 3,076,421            657,039         2,419,382
International Stock              10,182,751          1,713,325         8,469,426

    The differences between cost amounts for book purposes and tax purposes are primarily due to deferred losses.

(6) FINANCIAL INSTRUMENTS

    Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves risk other than that reflected in the Statements of Assets and Liabilities. Risk associated with these instruments include potential for an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts and changes in the value of foreign currency relative to the U.S. dollar. The High Income Fund, Multi-Cap Growth Stock Fund, International Stock Fund, and the Global Securities Fund enter into these contracts primarily to protect these Funds from adverse currency movements.

(7) CONCENTRATION OF RISK

    The High Income Fund invests in securities offering high current income which generally will be in the lower rating categories of recognized ratings agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

--------------------------------------------------------------------------------
                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
                       OTHER INFORMATION (UNAUDITED)                        39
--------------------------------------------------------------------------------

PROXY VOTING

The proxy voting policy and procedures for the Ultra Series Fund is available to shareholders at no cost on the investment advisor's website at www.memberscapitaladvisors.com or by calling 1-800-798-5500. The voting record for the most recent twelve-month period ended June 30 is also available to shareholders at no cost on the advisor's website at www.memberscapitaladvisors.com and on the SEC's website at www.sec.gov.

ANNUAL AND SEMIANNUAL REPORTS

The Fund's annual and semiannual reports provide additional information about the Fund's investments. The reports contain a discussion of the market conditions and investment strategies that significantly affected each fund's performance during the last fiscal year (except the Money Market Fund), and financial statements for the funds. The reports are available to shareholders at no cost on the SEC's website at www.sec.gov or by contacting your broker or calling CUNA Mutual Life Insurance Company at 1-800-798-5500.

--------------------------------------------------------------------------------
QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2004

ITEM 2.  CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 EXHIBITS

I, Michael S. Daubs, certify that:

1.     I have reviewed this report on Form N-Q of Ultra Series Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

       a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

       b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principals;

       c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

       d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

       a) All significant deficiencies and material weaknesses in the design or operation of internal controls which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

       b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:      11/22/04                      /s/Michael S. Daubs
           --------                      -------------------
                                         Michael S. Daubs
                                         President, Ultra Series Fund

I, Mary L. Hoffmann, certify that:

1.     I have reviewed this report on Form N-Q of Ultra Series Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

       c) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

       d) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principals;

       c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

       d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

       a) All significant deficiencies and material weaknesses in the design or operation of internal controls which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

       b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:      11/22/04                      /s/Mary E. Hoffmann
           --------                      -------------------
                                         Mary E. Hoffmann
                                         Treasurer, Ultra Series Fund

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ULTRA SERIES FUND

By: /s/Michael S. Daubs
    -------------------
        Michael S. Daubs
        President

Date: 11/22/04
      --------

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Michael S. Daubs
    -------------------
        Michael S. Daubs
        President, Ultra Series Fund

Date: 11/22/04
      --------

By: /s/Mary E. Hoffmann
    -------------------
        Mary E. Hoffmann
        Treasurer, Ultra Series Fund

Date: 11/22/04
      --------